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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 28, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

February 28, 2009

2009 Semiannual Report

Money Market Funds

Money market funds seek to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in them. Investments are not insured or guaranteed by the FDIC or any other government entity.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of February 28, 20091(% of net assets)

U.S. Government Agency Obligations	61.2%
Repurchase Agreements	34.5
FDIC Insured Corporate Notes	4.1
FDIC Insured Commercial Paper	1.1
Other Assets and Liabilities, Net[2]	(0.9)

100.0%

Prime Obligations Fund

 Portfolio Allocation as of February 28, 20091(% of net assets)

Commercial Paper	28.7%
U.S. Government Agency Obligations	25.2
Certificates of Deposit	16.2
Corporate Notes	14.3
Repurchase Agreements	9.3
Money Market Funds	3.3
FDIC Insured Corporate Notes	3.0

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of February 28, 20091(% of net assets)

Variable Rate Demand Notes – Weekly	61.9%
Municipal Notes & Bonds	11.9
Taxable Overnight Agency Discount Notes	11.3
Variable Rate Demand Notes – Daily	8.5
Commercial Paper & Put Bonds	5.2
Other Assets and Liabilities, Net[2]	1.2

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of February 28, 20091(% of net assets)

U.S. Treasury Obligations	54.8%
Repurchase Agreements	46.6
Other Assets and Liabilities, Net[2]	(1.4)

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of February 28, 20091(% of net assets)

U.S. Treasury Obligations	98.6%
Money Market Fund	1.4

100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares of Prime Obligations Fund); and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from September 1, 2008 to February 28, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$1,003.60	$3.92

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

Class D Actual[2]	$1,000.00	$1,004.40	$3.18

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21

Class Y Actual[2]	$1,000.00	$1,005.10	$2.44

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46

Class Z Actual[2]	$1,000.00	$1,006.40	$1.19

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

Institutional Investor Class Actual[2]	$1,000.00	$1,005.90	$1.69

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.79%, 0.64%, 0.49%, 0.24%, and 0.34% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of 0.36%, 0.44%, 0.51%, 0.64%, and 0.59% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2009 Semiannual Report   3

Expense Examples

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$1,006.60	$4.03

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06

Class B Actual[2]	$1,000.00	$1,004.50	$6.16

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class C Actual[2]	$1,000.00	$1,004.50	$6.16

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class D Actual[2]	$1,000.00	$1,007.30	$3.33

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

Class I Actual[2]	$1,000.00	$1,008.40	$2.19

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

Class Y Actual[2]	$1,000.00	$1,008.10	$2.54

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56

Class Z Actual[2]	$1,000.00	$1,009.40	$1.25

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

Institutional Investor Class Actual[2]	$1,000.00	$1,008.90	$1.69

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.81%, 1.24%, 1.24%, 0.67%, 0.44%, 0.51%, 0.25%, and 0.34% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of 0.66%, 0.45%, 0.45%, 0.73%, 0.84%, 0.81%, 0.94%, and 0.89% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[4]	$1,000.00	$1,004.70	$3.68

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

Class D Actual[4]	$1,000.00	$1,005.20	$3.08

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

Class Y Actual[4]	$1,000.00	$1,005.80	$2.49

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51

Class Z Actual[4]	$1,000.00	$1,007.10	$1.24

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25

Institutional Investor Class Actual[4]	$1,000.00	$1,006.60	$1.79

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74%, 0.62%, 0.50%, 0.25%, and 0.36% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2009 of 0.47%, 0.52%, 0.58%, 0.71%, and 0.66% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   First American Funds 2009 Semiannual Report

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[2]	$1,000.00	$1,000.70	$2.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class D Actual[2]	$1,000.00	$1,001.00	$2.73

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

Class Y Actual[2]	$1,000.00	$1,001.50	$2.28

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31

Class Z Actual[2]	$1,000.00	$1,002.60	$1.19

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.20

Institutional Investor Class Actual[2]	$1,000.00	$1,002.20	$1.64

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

Reserve Class Actual[2]	$1,000.00	$1,000.60	$3.17

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.60%, 0.55%, 0.46%, 0.24%, 0.33%, and 0.64% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 28, 2009 of 0.07%, 0.10%, 0.15%, 0.26%, 0.22%, and 0.06% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/08 to
	Value (9/01/08)	Value (2/28/09)	2/28/09)

Class A Actual[4]	$1,000.00	$1,000.80	$2.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

Class D Actual[4]	$1,000.00	$1,001.20	$2.63

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66

Class Y Actual[4]	$1,000.00	$1,001.60	$2.13

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16

Class Z Actual[4]	$1,000.00	$1,002.60	$1.14

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15

Institutional Investor Class Actual[4]	$1,000.00	$1,002.20	$1.59

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.60%, 0.53%, 0.43%, 0.23%, and 0.32% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 28, 2009 of 0.08%, 0.12%, 0.16%, 0.26%, and 0.22% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2009 Semiannual Report   5

Schedule of Investments  February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Obligations – 61.2%
U.S. Agency Debentures – 61.2%
Federal Farm Credit Bank
0.477%, 03/02/2009 Δ	$248,500	$248,500
1.229%, 03/06/2009 Δ	48,500	48,500
0.577%, 03/26/2009 Δ	150,000	149,990
0.350%, 04/01/2009 Δ	149,100	147,906
0.320%, 04/22/2009 Δ	11,500	11,480
0.300%, 05/14/2009 Δ	98,500	98,500
5.250%, 08/03/2009	40,700	41,391
Federal Home Loan Bank
0.585%, 03/02/2009 Δ	100,000	100,000
0.785%, 03/02/2009 Δ	123,500	123,500
0.280%, 03/02/2009 Δ	150,000	150,000
0.290%, 03/02/2009 Δ	100,000	100,000
0.580%, 03/02/2009 Δ	150,000	150,000
0.740%, 03/02/2009 Δ	100,000	100,000
0.850%, 03/02/2009 Δ	200,000	200,000
2.850%, 03/04/2009	26,685	26,685
2.875%, 03/04/2009	30,000	30,006
2.189%, 03/10/2009 Δ	63,000	63,039
2.660%, 03/12/2009	48,000	48,000
0.503%, 03/13/2009 Δ	99,700	99,700
2.500%, 03/17/2009	100,000	99,997
2.627%, 03/17/2009 ¤	75,000	74,908
0.690%, 03/18/2009 ¤	100,000	99,966
0.373%, 03/22/2009 Δ	100,000	100,000
0.282%, 03/25/2009 ¤	98,000	97,981
0.234%, 03/25/2009 ¤	140,000	139,978
0.303%, 03/27/2009 ¤	50,000	49,989
0.417%, 03/28/2009 Δ	75,000	74,975
0.246%, 04/02/2009 ¤	88,500	88,480
0.266%, 04/03/2009 ¤	203,000	202,950
0.326%, 04/06/2009 ¤	250,000	249,918
0.326%, 04/06/2009 ¤	100,000	99,967
1.251%, 04/07/2009 Δ	64,000	64,006
0.331%, 04/08/2009 ¤	50,000	49,982
1.179%, 04/10/2009 Δ	100,000	100,000
1.185%, 04/13/2009 Δ	150,000	150,128
0.297%, 04/13/2009 ¤	100,000	99,964
2.486%, 04/14/2009 ¤	50,000	49,847
1.160%, 04/14/2009 Δ	125,000	124,965
2.270%, 04/14/2009	50,000	50,001
0.278%, 04/15/2009 ¤	100,000	99,965
0.908%, 04/16/2009 Δ	110,000	109,988
0.580%, 04/19/2009 Δ	199,500	199,500
0.318%, 04/20/2009 ¤	200,000	199,911
0.328%, 04/20/2009 ¤	100,000	99,954
2.520%, 04/21/2009	40,000	40,000
0.873%, 04/22/2009 Δ	199,500	199,500
1.159%, 04/24/2009 Δ	150,000	150,000
0.339%, 04/24/2009 ¤	94,500	94,452
1.009%, 04/26/2009 Δ	249,800	249,800
0.339%, 04/27/2009 ¤	100,000	99,946
0.329%, 04/29/2009 ¤	100,000	99,946
1.294%, 04/30/2009 Δ	381,000	381,000
0.389%, 05/01/2009 ¤	100,000	99,934
0.700%, 05/02/2009 Δ	149,750	149,750
1.622%, 05/05/2009 ¤	50,000	49,854
1.064%, 05/05/2009 Δ	74,000	74,000
1.384%, 05/05/2009 Δ	330,000	330,000
2.800%, 05/06/2009	36,220	36,220
0.380%, 05/12/2009 ¤	110,000	109,916
1.166%, 05/20/2009 ¤	69,100	68,922
1.270%, 05/21/2009 Δ	100,000	100,000
0.391%, 05/21/2009 ¤	52,000	51,954
Federal Home Loan Mortgage Corporation
0.590%, 03/02/2009 Δ	150,000	150,000
0.355%, 03/02/2009 ¤	30,600	30,599
4.750%, 03/05/2009	93,200	93,226
0.345%, 03/05/2009 Δ	119,000	118,914
0.373%, 03/08/2009 Δ	148,000	148,007
2.105%, 03/09/2009 ¤	286,364	286,215
0.355%, 03/09/2009 Δ	125,000	124,983
0.101%, 03/11/2009 ¤	100,000	99,997
2.600%, 03/17/2009	31,600	31,600
0.694%, 03/18/2009 ¤	50,000	49,983
0.435%, 03/18/2009 Δ	276,950	277,009
0.453%, 03/21/2009 Δ	100,000	100,000
2.409%, 03/23/2009 ¤	50,000	49,924
2.623%, 03/23/2009 ¤	50,000	49,918
0.378%, 03/23/2009 Δ	99,500	99,476
1.076%, 03/25/2009 ¤	75,754	75,698
2.041%, 03/30/2009 ¤	33,000	32,945
2.606%, 03/31/2009 ¤	50,000	49,890
2.350%, 04/01/2009	50,000	50,000
2.450%, 04/09/2009	70,000	70,000
0.268%, 04/13/2009 ¤	100,115	100,083
1.254%, 04/13/2009 Δ	492,600	492,600
2.265%, 04/14/2009	50,000	49,997
0.318%, 04/20/2009 ¤	50,000	49,978
2.550%, 04/21/2009	34,500	34,500
0.996%, 04/22/2009 ¤	50,000	49,928
1.169%, 04/27/2009 Δ	50,000	50,000
1.354%, 04/30/2009 Δ	200,000	200,000
0.350%, 05/04/2009 ¤	62,700	62,661
1.152%, 05/11/2009 ¤	50,000	49,887
1.152%, 05/11/2009 ¤	100,000	99,773
0.380%, 05/11/2009 ¤	50,000	49,963
0.380%, 05/11/2009 ¤	200,000	199,850
1.705%, 05/11/2009 ¤	32,750	32,640
1.859%, 05/18/2009 ¤	7,693	7,662
1.250%, 05/18/2009	50,000	50,000
0.371%, 05/21/2009 ¤	150,000	149,875
0.371%, 05/21/2009 ¤	150,000	149,875
5.250%, 05/21/2009	85,445	85,959
0.361%, 05/26/2009 ¤	99,500	99,414
0.371%, 05/26/2009 ¤	150,000	149,867
0.361%, 05/27/2009 ¤	100,000	99,913
0.452%, 06/01/2009 ¤	200,000	199,770
0.382%, 06/08/2009 ¤	100,000	99,895
0.382%, 06/08/2009 ¤	11,543	11,531
0.382%, 06/15/2009 ¤	100,000	99,888
0.553%, 06/15/2009 ¤	47,400	47,323
0.382%, 06/15/2009 ¤	100,000	99,888
0.422%, 06/17/2009 ¤	18,000	17,977
0.453%, 06/22/2009 ¤	75,000	74,894
1.769%, 06/23/2009 ¤	75,000	74,584
1.211%, 06/24/2009 ¤	150,000	149,425
1.059%, 06/24/2009 ¤	150,000	149,497
1.261%, 06/24/2009 ¤	100,000	99,601
1.312%, 06/26/2009 ¤	47,700	47,498
0.413%, 06/29/2009 ¤	36,250	36,200
0.443%, 07/06/2009 ¤	29,933	29,886
0.443%, 07/10/2009 ¤	50,000	49,920
0.504%, 07/20/2009 ¤	49,735	49,638
0.525%, 07/27/2009 ¤	95,700	95,495
0.535%, 07/27/2009 ¤	75,000	74,837
0.709%, 09/14/2009 ¤	50,000	49,809
6.625%, 09/15/2009	139,750	143,547

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2009 Semiannual Report

Government Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

0.709%, 09/21/2009 ¤	$75,000	$74,702
4.750%, 11/03/2009	38,920	39,962
0.900%, 01/28/2010	100,000	100,000
0.980%, 02/04/2010	149,900	149,900
1.000%, 02/04/2010	100,000	100,000
1.050%, 02/04/2010	100,000	100,000
1.300%, 03/30/2010	75,000	75,000
Federal National Mortgage Association
0.836%, 03/02/2009 ¤	100,000	99,995
0.431%, 03/02/2009 ¤	75,000	74,998
0.440%, 03/02/2009 Δ	100,000	100,000
0.460%, 03/02/2009 Δ	75,000	74,996
0.460%, 03/02/2009 Δ	75,000	75,000
0.470%, 03/02/2009 Δ	225,000	224,970
0.525%, 03/02/2009 Δ	99,000	99,000
0.054%, 03/03/2009 ¤	300,000	299,999
0.068%, 03/03/2009 ¤	100,000	99,999
2.157%, 03/04/2009 ¤	105,650	105,625
4.625%, 03/06/2009	20,000	20,006
4.300%, 03/09/2009	29,490	29,503
2.617%, 03/16/2009 ¤	75,000	74,914
2.385%, 03/19/2009 ¤	125,000	124,845
0.701%, 03/19/2009 ¤	100,000	99,964
2.308%, 03/19/2009 ¤	100,000	99,880
0.098%, 03/30/2009 ¤	63,800	63,795
0.295%, 04/01/2009 ¤	43,447	43,436
1.209%, 04/01/2009 ¤	75,000	74,921
0.885%, 04/01/2009 ¤	200,000	199,844
2.274%, 04/06/2009 ¤	100,000	99,770
1.292%, 04/15/2009 ¤	99,500	99,338
1.099%, 05/01/2009 ¤	22,596	22,554
1.472%, 05/06/2009 ¤	100,000	99,731
2.914%, 05/08/2009 ¤	9,718	9,665
1.167%, 05/12/2009 Δ	499,500	498,453
0.438%, 05/15/2009 ¤	8,048	8,040
4.250%, 05/15/2009	95,505	96,044
0.358%, 05/27/2009 ¤	202,101	201,927
1.156%, 05/27/2009 ¤	35,059	34,962
1.244%, 05/28/2009 Δ	245,000	244,966
1.812%, 05/28/2009 ¤	150,000	149,340
0.402%, 06/10/2009 ¤	50,000	49,944
6.375%, 06/15/2009	100,000	101,705
0.503%, 06/17/2009 ¤	50,000	49,925
3.125%, 06/18/2009	9,300	9,369
1.008%, 06/22/2009 ¤	50,000	49,843
0.413%, 06/30/2009 ¤	19,709	19,682
2.337%, 07/20/2009 ¤	75,000	74,324
0.565%, 07/31/2009 ¤	50,000	49,882
6.625%, 09/15/2009	150,371	154,896
0.843%, 12/28/2009 ¤	100,000	99,304
0.915%, 01/04/2010 ¤	100,000	99,228
7.250%, 01/15/2010	300,000	316,386
Tennessee Valley Authority
2.326%, 05/01/2009 ¤	800	797

Total U.S. Government Agency Obligations
(Cost $18,468,952)		18,468,952

FDIC Insured Corporate Notes – 4.1%
Bank of America
1.234%, 04/29/2009 Δ	300,000	300,000
1.186%, 05/28/2009 Δ	300,000	300,000
0.750%, 10/16/2009	195,450	195,450
General Electric Capital
2.586%, 03/09/2009 Δ	150,000	150,000
1.461%, 04/08/2009 Δ	100,000	100,000
Goldman Sachs
1.998%, 03/17/2009 Δ	60,000	60,000
Regions Bank
2.564%, 03/11/2009 Δ	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $1,230,450)		1,230,450

FDIC Insured Commercial Paper – 1.1%
Bank of America
0.500%, 05/26/2009 ¤	150,000	149,821
Citigroup Funding
0.974%, 04/06/2009 ¤	97,000	96,903
0.550%, 04/14/2009	100,000	99,933

Total FDIC Insured Commercial Paper
(Cost $346,657)		346,657

Repurchase Agreements – 34.5%
Bank of America
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $931,437 (collateralized by various securities: Total market value $950,046)	931,418	931,418
Barclays Bank
0.260%, dated 02/27/2009, matures 03/02/2009, repurchase price $1,100,024 (collateralized by various securities: Total market value $1,122,000)	1,100,000	1,100,000
Barclays Bank
0.320%, dated 02/11/2009, matures 03/11/2009, repurchase price $1,000,249 (collateralized by various securities: Total market value $1,020,002) ¥	1,000,000	1,000,000
BNP Paribas
0.260%, dated 02/27/2009, matures 03/02/2009, repurchase price $4,000,087 (collateralized by various securities: Total market value $4,080,000)	4,000,000	4,000,000
CS First Boston
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $500,010 (collateralized by various securities: Total market value $510,001)	500,000	500,000
HSBC
0.260%, dated 02/27/2009, matures 03/02/2009, repurchase price $2,100,046 (collateralized by various securities: Total market value $2,142,001)	2,100,000	2,100,000
UBS Finance
0.200%, dated 02/27/2009, matures 03/02/2009, repurchase price $775,013 (collateralized by various securities: Total market value $790,501)	775,000	775,000

Total Repurchase Agreements
(Cost $10,406,418)		10,406,418

Total Investments – 100.9%
(Cost $30,452,477)		30,452,477

Other Assets and Liabilities, Net – (0.9)%		(256,862)

Total Net Assets – 100.0%		$30,195,615

First American Funds 2009 Semiannual Report   7

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund (concluded)

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2009. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of February 28, 2009.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2009, the value of this investment was $1,000,000 or 3.3% of total net assets. See note 2 in Notes to Financial Statements.

Prime Obligations Fund
DESCRIPTION	PAR	VALUE

Commercial Paper – 28.7%
Asset-Backed ■ – 13.6%
Atlantic Asset Securitization
0.400%, 04/03/2009	$60,000	$59,978
0.400%, 04/06/2009	60,000	59,976
0.450%, 04/08/2009	100,000	99,958
0.600%, 04/17/2009	100,000	99,922
0.600%, 04/20/2009	60,000	59,950
0.650%, 05/01/2009	40,000	39,956
Barton Capital
1.500%, 03/02/2009	97,899	97,895
0.420%, 04/02/2009	43,109	43,093
0.500%, 04/06/2009	45,051	45,028
0.600%, 04/13/2009	40,575	40,546
0.620%, 04/13/2009	23,636	23,618
0.620%, 04/22/2009	100,000	99,910
0.650%, 05/04/2009	50,000	49,942
Bryant Park Funding
0.600%, 03/12/2009	50,000	49,995
0.400%, 04/13/2009	65,000	64,969
0.600%, 05/04/2009	30,000	29,968
0.700%, 05/06/2009	23,000	22,970
0.700%, 05/13/2009	42,000	41,940
Chariot Funding
0.800%, 03/10/2009	25,000	24,995
0.550%, 05/05/2009	75,000	74,926
Fairway Finance
0.320%, 03/02/2009	44,172	44,172
0.350%, 03/09/2009	43,679	43,676
0.400%, 04/01/2009	24,082	24,074
0.400%, 04/03/2009	50,000	49,982
0.540%, 04/06/2009	17,000	16,991
0.500%, 04/13/2009	85,000	84,949
0.650%, 05/04/2009	25,895	25,865
0.650%, 05/11/2009	75,000	74,904
Falcon Asset Securitization
0.300%, 03/05/2009	61,000	60,998
0.500%, 04/15/2009	150,000	149,905
Liberty Street Funding
0.350%, 03/16/2009	50,000	49,993
0.550%, 04/13/2009	50,000	49,967
0.750%, 05/01/2009	150,000	149,809
0.700%, 05/18/2009	75,000	74,886
0.700%, 05/21/2009	100,000	99,842
Market Street Funding
0.450%, 04/06/2009	40,000	39,982
0.450%, 04/07/2009	120,000	119,945
0.600%, 04/16/2009	50,000	49,962
Old Line Funding
0.400%, 04/01/2009	75,364	75,338
0.400%, 04/01/2009	55,168	55,149
0.400%, 04/02/2009	45,048	45,032
0.650%, 04/13/2009	75,000	74,942
0.680%, 05/01/2009	60,000	59,931
0.650%, 05/11/2009	60,984	60,906
Ranger Funding
0.400%, 03/02/2009	50,000	49,999
0.400%, 03/13/2009	50,000	49,993
0.670%, 05/01/2009	100,000	99,886
Sheffield Receivables
0.500%, 03/16/2009	35,000	34,993
0.400%, 03/19/2009	59,000	58,988
0.550%, 03/24/2009	46,450	46,434
0.400%, 04/02/2009	25,000	24,991
0.550%, 04/03/2009	100,000	99,950
0.550%, 04/06/2009	50,000	49,972

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2009 Semiannual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

0.500%, 04/20/2009	$75,000	$74,948
0.650%, 05/07/2009	30,000	29,964
Starbird Funding
1.250%, 03/09/2009	25,000	24,993
1.850%, 03/18/2009	23,000	22,980
1.650%, 04/01/2009	50,000	49,929
1.150%, 04/06/2009	25,000	24,971
0.950%, 04/13/2009	50,000	49,943
0.950%, 04/15/2009	50,000	49,941
1.250%, 04/29/2009	50,000	49,898
1.250%, 04/30/2009	50,000	49,896
1.250%, 05/08/2009	50,000	49,882
1.250%, 05/12/2009	50,000	49,875
Thames Asset Global Securitization
0.750%, 03/12/2009	50,000	49,989
0.550%, 04/07/2009	75,000	74,958
Thunder Bay Funding
0.750%, 03/03/2009	25,000	24,999
0.450%, 03/18/2009	45,000	44,990
0.350%, 03/19/2009	24,330	24,326
0.500%, 03/20/2009	75,000	74,980
0.400%, 04/01/2009	58,668	58,648
0.400%, 04/01/2009	13,969	13,964
0.550%, 04/02/2009	50,000	49,976
0.650%, 05/05/2009	82,928	82,831

		4,252,822

Non Asset-Backed – 15.1%
Abbey National
2.920%, 03/09/2009	75,000	74,951
2.920%, 03/10/2009	75,000	74,945
0.700%, 05/20/2009	50,000	49,922
0.630%, 05/26/2009	50,000	49,925
1.000%, 08/11/2009	100,000	100,005
Abbott Laboratories
0.250%, 03/02/2009	200,000	199,999
0.250%, 03/02/2009	40,203	40,203
0.250%, 03/03/2009	100,000	99,999
Allied Irish Bank
1.450%, 03/30/2009	75,000	74,912
Bank of Ireland
1.430%, 03/19/2009	50,000	49,964
BNP Paribas
1.047%, 03/26/2009	125,000	124,909
1.225%, 04/20/2009	225,000	224,617
0.850%, 04/28/2009	60,000	59,918
BP Capital Markets
0.900%, 03/02/2009 ■	50,000	49,999
Calyon
0.980%, 04/28/2009	50,000	49,921
Coca Cola
0.200%, 03/09/2009	50,000	49,998
Commonwealth Bank
0.900%, 03/17/2009	96,450	96,411
0.550%, 04/09/2009	50,000	49,965
0.730%, 04/20/2009	100,000	99,899
CS First Boston
1.950%, 03/09/2009	75,000	74,968
Danske Bank ■
1.400%, 03/30/2009	45,000	44,949
1.950%, 03/30/2009	40,000	39,937
1.200%, 04/08/2009	75,000	74,905
0.840%, 05/04/2009	60,000	59,910
0.870%, 05/11/2009	50,000	49,914
Eksportfinans
1.800%, 03/04/2009 ■	100,000	99,985
HSBC
2.950%, 03/12/2009	100,000	99,910
JP Morgan Chase
0.250%, 03/02/2009	300,000	299,998
KBC Financial Products ■
1.100%, 03/06/2009	110,000	109,983
1.000%, 03/16/2009	100,000	99,958
1.200%, 03/16/2009	150,000	149,925
Lloyds Bank
1.950%, 03/10/2009	50,000	49,976
1.470%, 04/14/2009	140,000	139,748
National Australia Bank
0.690%, 03/09/2009	50,000	49,992
0.690%, 05/18/2009	50,000	49,925
Nordea Bank
1.130%, 07/06/2009	50,000	49,801
Procter & Gamble
5.300%, 07/06/2009	31,825	32,305
Siemens Capital
0.230%, 03/02/2009 ■	100,000	99,999
Societe Generale
0.310%, 03/02/2009	150,000	149,999
0.840%, 04/02/2009	150,000	149,888
0.970%, 05/04/2009	102,940	102,762
0.980%, 05/11/2009	75,000	74,855
Total Capital
0.240%, 03/02/2009 ■	500,000	499,997
Toyota Motor Credit
2.760%, 03/06/2009	100,000	99,962
UBS Finance
0.280%, 03/02/2009	96,996	96,995
Westpac Bank
1.850%, 03/05/2009	75,000	74,985
0.850%, 06/08/2009	100,000	99,766
0.950%, 07/06/2009	100,000	99,665

		4,745,424

Total Commercial Paper
(Cost $8,998,246)		8,998,246

U.S. Government Agency Obligations – 25.2%
U.S. Agency Debentures – 25.2%
Federal Farm Credit Bank
0.577%, 03/26/2009 Δ	150,000	149,990
Federal Home Loan Bank
0.500%, 03/02/2009 Δ	304,000	304,000
0.585%, 03/02/2009 Δ	199,700	199,700
0.740%, 03/02/2009 Δ	100,000	100,000
0.503%, 03/13/2009 Δ	100,000	100,000
0.181%, 03/17/2009 ¤	75,000	74,908
0.239%, 03/18/2009 ¤	50,000	49,994
0.873%, 03/30/2009 Δ	100,000	100,000
0.315%, 04/02/2009 ¤	75,000	74,979
1.185%, 04/13/2009 Δ	245,000	245,224
1.160%, 04/14/2009 Δ	125,000	124,965
0.580%, 04/19/2009 Δ	200,000	200,000
0.318%, 04/20/2009 ¤	100,000	99,956
0.339%, 04/27/2009 ¤	100,000	99,947
1.294%, 04/30/2009 Δ	800,000	799,999
0.700%, 05/02/2009 Δ	149,750	149,750
1.384%, 05/05/2009 Δ	330,000	330,000
1.171%, 05/10/2009 Δ	150,000	149,982
1.211%, 05/19/2009 Δ	100,000	99,966
0.400%, 05/27/2009 ¤	100,000	99,903
1.009%, 05/28/2009 Δ	250,000	250,000

First American Funds 2009 Semiannual Report   9

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Federal Home Loan Mortgage Corporation
0.590%, 03/02/2009 Δ	$150,000	$150,000
0.744%, 03/03/2009 ¤	150,000	149,991
2.525%, 03/09/2009 ¤	100,000	99,938
1.071%, 03/25/2009 ¤	50,000	49,963
1.254%, 04/13/2009 Δ	500,000	500,000
1.354%, 04/30/2009 Δ	300,000	300,000
0.380%, 05/11/2009 ¤	100,000	99,925
1.102%, 05/11/2009 ¤	78,000	77,831
0.371%, 05/21/2009 ¤	102,893	102,807
0.453%, 06/22/2009 ¤	75,000	74,894
0.504%, 07/13/2009 ¤	96,000	95,821
0.576%, 09/01/2009 ¤	150,000	149,563
0.576%, 09/02/2009 ¤	100,000	99,707
0.980%, 02/04/2010	150,000	150,000
1.000%, 02/04/2010	100,000	100,000
Federal National Mortgage Association
0.470%, 03/02/2009 Δ	100,000	99,994
0.530%, 03/02/2009 Δ	100,000	100,000
1.167%, 05/12/2009 Δ	700,000	698,933
1.156%, 05/27/2009 ¤	94,000	93,739
1.244%, 05/28/2009 Δ	250,000	249,966
1.712%, 05/29/2009 ¤	50,000	49,790
1.008%, 06/22/2009 ¤	100,000	99,686
0.515%, 07/29/2009 ¤	50,000	49,894
0.505%, 08/17/2009 ¤	100,000	99,765
0.556%, 08/17/2009 ¤	100,000	99,742
0.576%, 09/01/2009 ¤	100,000	99,709
0.843%, 12/21/2009 ¤	150,000	148,980

Total U.S. Government Agency Obligations
(Cost $7,893,901)		7,893,901

Certificates of Deposit – 16.2%
Abbey National
2.531%, 03/02/2009 Δ	75,000	75,000
Allied Irish Bank
1.550%, 03/24/2009	100,000	100,000
1.000%, 04/14/2009	100,000	100,000
2.250%, 06/12/2009	50,000	50,000
Bank of Ireland
1.000%, 03/27/2009	100,000	100,000
1.260%, 04/14/2009	125,000	125,002
2.580%, 06/02/2009	75,000	75,002
Bank of Montreal Chicago
2.370%, 03/04/2009	100,000	100,000
Bank of Nova Scotia
0.600%, 03/24/2009	60,000	60,000
0.600%, 04/02/2009	100,000	100,000
0.700%, 04/23/2009	100,000	100,001
0.750%, 05/01/2009	60,000	60,000
1.586%, 05/06/2009 Δ	56,250	56,310
0.770%, 05/12/2009	50,000	50,000
Barclays Bank
0.950%, 04/14/2009	100,000	100,000
1.583%, 04/16/2009 Δ	150,000	150,000
1.350%, 05/18/2009	50,000	50,000
1.740%, 06/24/2009	100,000	100,000
BNP Paribas
1.340%, 03/16/2009	75,000	75,000
Calyon
1.410%, 03/19/2009	100,000	100,000
2.000%, 04/17/2009	50,000	50,000
1.120%, 05/22/2009	100,000	100,000
Commonwealth Bank
0.670%, 03/24/2009	100,000	100,000
0.750%, 04/17/2009	50,000	50,000
CS First Boston
1.466%, 03/27/2009 Δ	100,000	100,062
1.090%, 06/15/2009	150,000	150,005
Deustche Bank
1.735%, 03/25/2009 Δ	150,000	150,000
KBC Financial Products
1.800%, 03/19/2009	100,000	100,000
Lloyds Bank
1.170%, 05/08/2009	100,000	100,000
1.570%, 06/05/2009	70,000	70,000
1.740%, 06/17/2009	100,000	100,000
National Australia Bank
0.850%, 04/06/2009	100,000	100,000
0.650%, 04/22/2009	50,000	50,000
0.700%, 05/04/2009	100,000	100,000
Nordea Bank
1.200%, 03/30/2009	100,000	100,000
0.880%, 05/05/2009	50,000	50,000
0.890%, 05/29/2009	100,000	100,000
1.450%, 06/19/2009	75,000	75,000
1.110%, 08/07/2009	100,000	100,000
Rabobank
2.900%, 03/09/2009	50,000	50,000
0.830%, 06/11/2009	125,000	125,000
0.850%, 08/03/2009	150,000	150,001
Royal Bank of Canada
1.735%, 04/02/2009 Δ	65,500	65,500
Royal Bank of Scotland
1.400%, 03/18/2009	75,000	75,000
1.410%, 03/23/2009	75,000	75,000
Societe Generale
0.740%, 05/04/2009	50,000	50,000
Svenska Handelsbanken
2.090%, 03/04/2009	100,000	100,000
2.150%, 03/09/2009	60,000	60,003
1.100%, 03/19/2009	75,000	75,000
0.760%, 04/27/2009	75,000	75,000
1.100%, 08/11/2009	100,000	100,000
Toronto Dominion Bank
2.900%, 03/09/2009	100,000	100,000
1.538%, 05/18/2009 Δ	150,000	150,000
UBS Finance
3.140%, 03/11/2009	150,000	150,000
Westpac Bank
2.960%, 03/05/2009	49,700	49,700
1.484%, 05/13/2009 Δ	150,000	150,000

Total Certificates of Deposit
(Cost $5,071,586)		5,071,586

Corporate Notes – 14.3%
3M Company
7.139%, 12/14/2009	150,000	155,123
Allstate Life Global Funding
1.780%, 03/20/2009 Δ ¥	174,000	174,000
Bank of America Δ ¥
1.625%, 04/03/2009	100,000	100,000
1.436%, 05/06/2009	100,000	100,000
Bank of Nova Scotia
1.648%, 04/09/2009 ■ Δ	130,000	129,997
Bayerische Landesbank Δ
0.533%, 03/24/2009	175,000	175,001
0.533%, 03/24/2009	175,000	175,000
BP Capital Markets
2.284%, 03/11/2009 Δ	149,000	149,000

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Semiannual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Commonwealth Bank ■ Δ
1.625%, 04/02/2009	$59,000	$59,000
1.434%, 05/05/2009	75,000	75,000
Danske Bank ■
1.423%, 04/17/2009	100,000	100,000
1.573%, 04/25/2009	100,000	100,000
2.526%, 05/18/2009	100,000	100,000
General Electric Capital Δ ¥
0.488%, 03/09/2009	200,000	200,000
0.513%, 03/24/2009	100,000	100,000
Hartford Life Global Funding
0.763%, 03/02/2009 Δ ¥	100,000	100,000
HSBC
1.560%, 04/14/2009 Δ	100,000	100,000
ING Bank ■ Δ
2.221%, 03/16/2009	75,000	75,000
1.716%, 03/26/2009	75,000	75,000
JP Morgan Chase
0.527%, 03/26/2009 Δ	25,000	24,980
Lloyds Bank
1.541%, 05/07/2009 ■ Δ	100,000	100,000
MetLife Global Funding ■ Δ ¥
0.495%, 03/07/2009	85,000	85,000
2.474%, 03/12/2009	100,000	100,000
Morgan Stanley
0.610%, 03/15/2009 Δ ¥	100,000	100,000
National Australia Bank Δ
2.403%, 03/06/2009 ■	21,000	20,969
2.403%, 03/06/2009 ■	125,000	125,000
1.631%, 04/07/2009	75,000	75,000
Nordea Bank
1.509%, 04/24/2009 ■ Δ	99,000	99,000
Pricoa Global Funding
1.521%, 05/13/2009 ■ Δ ¥	50,000	50,000
Procter & Gamble Δ
2.216%, 03/09/2009	75,000	75,000
1.486%, 05/06/2009	90,000	90,000
Rabobank
1.431%, 05/11/2009 ■ Δ	150,000	150,000
Royal Bank of Canada
1.538%, 05/15/2009 ■ Δ	124,000	124,000
Royal Bank of Scotland
2.396%, 03/15/2009 ■ Δ	159,000	159,000
Svenska Handelsbanken
1.509%, 04/25/2009 ■ Δ	149,000	149,000
Toyota Motor Credit Δ
0.670%, 03/02/2009	100,000	100,000
0.720%, 03/02/2009	100,000	100,000
Wal-Mart Stores
5.748%, 06/01/2009	100,000	100,771
Wells Fargo Bank
0.559%, 03/02/2009 Δ	7,500	7,458
0.250%, 03/05/2009	150,000	150,000
0.535%, 03/07/2009 Δ	100,000	100,000
0.611%, 03/15/2009 ■ Δ	100,000	100,000
Westpac Bank
1.433%, 04/21/2009 ■ Δ	75,000	75,000

Total Corporate Notes
(Cost $4,502,299)		4,502,299

FDIC Insured Corporate Notes – 3.0%
Bank of America
1.234%, 04/29/2009 Δ	300,000	300,000
0.750%, 10/16/2009	195,450	195,450
General Electric Capital Δ
2.586%, 03/09/2009	150,000	150,000
1.461%, 04/08/2009	100,000	100,000
Goldman Sachs
1.998%, 03/17/2009 Δ	65,000	65,000
Regions Bank
2.564%, 03/11/2009 Δ	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $935,450)		935,450

Money Market Funds – 3.3%
DWS Money Market Fund
0.780%, 03/06/2009	567,615,000	567,615
Goldman Sachs Financial Square Treasury Instruments Fund
0.630%, 03/06/2009	465,185,000	465,185

Total Money Market Funds
(Cost $1,032,800)		1,032,800

Repurchase Agreements – 9.3%
Bank of America
0.240%, dated 2/28/2009, matures 3/2/2009, repurchase price $668,106 (collateralized by U.S. Treasury Obligations: Total market value $681,455)	$668,093	668,093
Bank of America
0.250%, dated 2/28/2009, matures 3/2/2009, repurchase price $368,590 (collateralized by U.S. Treasury Obligations: Total market value $375,974)	368,582	368,582
CS First Boston
0.250%, dated 2/28/2009, matures 3/2/2009, repurchase price $750,016 (collateralized by U.S. Treasury Obligations: Total market value $765,007)	750,000	750,000
Goldman Sachs
0.250%, dated 2/28/2009, matures 3/2/2009, repurchase price $600,012 (collateralized by U.S. Treasury Obligations: Total market value $612,000)	600,000	600,000
UBS Finance
0.190%, dated 2/28/2009, matures 3/2/2009, repurchase price $525,008 (collateralized by U.S. Treasury Obligations: Total market value $535,503)	525,000	525,000

Total Repurchase Agreements
(Cost $2,911,675)		2,911,675

Total Investments – 100.0%
(Cost $31,345,957)		31,345,957

Other Assets and Liabilities, Net – 0.0%		12,630

Total Net Assets 100.0%		$31,358,587

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of February 28, 2009 , the value of these investments was $7,683,249 or 24.5% of total net assets

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2009. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of February 28, 2009.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2009 the value of these investments was $1,109,000 or 3.5% of total net assets. See note 2 in Notes to Financial Statements.

First American Funds 2009 Semiannual Report   11

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 87.5%
Arizona – 0.9%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyds Bank)
0.570%, 03/06/2009 Δ	$11,000	$11,000
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	870	870
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.570%, 03/06/2009 Δ	8,700	8,700

		20,570

Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.630%, 03/06/2009 Δ	6,390	6,390

California – 2.2%
Alameda-Contra Costa Schools Financing Authority, Series K (Certificate of Participation) (LOC: KBC Bank)
0.450%, 03/06/2009 Δ	4,900	4,900
California Infrastructure & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
0.470%, 03/06/2009 Δ	1,470	1,470
California State Economic Recovery, Series C-11 (General Obligation) (LOC: BNP Paribas)
0.300%, 03/06/2009 Δ	24,900	24,900
California Statewide Communities Development Authority, Retirement Housing Foundation (LOC: KBC Bank)
0.400%, 03/06/2009 Δ	10,000	10,000
California Statewide Communities Development Authority, Sweep Loan Program, Series B (LOC: Citibank)
0.380%, 03/06/2009 Δ	4,250	4,250
Los Angeles Wastewater System Revenue, Series A (LOC: Bank of Nova Scotia)
0.350%, 03/06/2009 Δ	7,400	7,400

		52,920

Colorado – 1.4%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.450%, 03/06/2009 Δ	5,885	5,885
Colorado Educational & Cultural Facilities, Clayford Still Museum Project (LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	2,000	2,000
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.570%, 03/06/2009 Δ	4,885	4,885
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	1,200	1,200
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.570%, 03/06/2009 Δ	4,850	4,850
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
0.570%, 03/06/2009 Δ	2,600	2,600
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.570%, 03/06/2009 Δ	7,025	7,025
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	3,350	3,350

		31,795

Delaware – 0.1%
Delaware Economic Development Authority, Goodwill Industries Project (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	3,145	3,145

Florida – 5.4%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.600%, 03/02/2009 Δ	9,400	9,400
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
0.750%, 03/06/2009 Δ	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
0.750%, 03/06/2009 Δ	5,000	5,000
Hillsborough County, Carrollwood Day School Project (LOC: Mercantile Bank)
(LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	2,000	2,000
Jacksonville Health Facilities Authority, Baptist Hospital Revenue, Series C (LOC: Bank of America)
0.600%, 03/02/2009 Δ	4,365	4,365
Lakeland Energy System, Series A (LOC: BNP Paribas)
0.400%, 03/06/2009 Δ	20,400	20,400
Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.650%, 03/02/2009 Δ	8,000	8,000
Orange County Industrial Development Authority, Lake Highland School (LOC: Bank of America)
0.650%, 03/06/2009 Δ	10,650	10,650
Palm Beach County (Commercial Paper)
0.997%, 04/02/2009	59,800	59,800
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.670%, 03/06/2009 Δ	2,040	2,040

		127,155

Idaho – 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.720%, 03/06/2009 Δ	2,670	2,670

Illinois – 10.9%
Chicago Wastewater Transmission, Subseries C-1 (LOC: Harris Bank)
0.650%, 03/02/2009 Δ	12,000	12,000
Chicago Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.650%, 03/02/2009 Δ	10,500	10,500
Cook County (General Obligation)
3.000%, 08/03/2009	5,000	5,030

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.760%, 03/06/2009 Δ	$13,600	$13,600
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.500%, 03/06/2009 Δ	6,700	6,700
Illinois Development Finance Authority (LOC: Northern Trust)
0.640%, 03/06/2009 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.480%, 03/06/2009 Δ	4,500	4,500
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
0.650%, 03/06/2009 Δ	3,875	3,875
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.710%, 03/06/2009 Δ	6,255	6,255
Illinois Development Finance Authority, Mount Caramel High School Project (LOC: JPMorgan Chase Bank)
0.710%, 03/06/2009 Δ	3,000	3,000
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
0.650%, 03/06/2009 ■ Δ	4,675	4,675
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.710%, 03/06/2009 Δ	4,725	4,725
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
0.650%, 03/06/2009 Δ	3,375	3,375
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
0.580%, 03/06/2009 ■ Δ	1,800	1,800
Illinois Educational Facilities Authority, National Louis University, Series B (LOC: JPMorgan Chase Bank)
0.630%, 03/06/2009 Δ	6,360	6,360
Illinois Finance Authority, Chicago Horticultural Project (LOC: JPMorgan Chase Bank)
0.710%, 03/06/2009 Δ	9,000	9,000
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
0.710%, 03/06/2009 Δ	2,500	2,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
0.650%, 03/06/2009 Δ	2,300	2,300
Illinois Finance Authority, North Park University Project (LOC: JPMorgan Chase Bank)
0.500%, 03/06/2009 Δ	13,000	13,000
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.450%, 03/06/2009 Δ	3,510	3,510
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.450%, 03/06/2009 Δ	6,910	6,910
Illinois Finance Authority, Northwestern University, Series A
0.300%, 03/06/2009 Δ	20,300	20,300
Illinois Finance Authority, Northwestern University, Series B
0.580%, 02/27/2010 Δ	31,900	31,900
Illinois Finance Authority, Proctor Hospital, Series B (LOC: JPMorgan Chase Bank)
0.530%, 03/06/2009 Δ	2,750	2,750
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
0.670%, 03/06/2009 Δ	21,050	21,050
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.670%, 03/06/2009 Δ	6,755	6,755
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.750%, 03/02/2009 Δ	11,000	11,000
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.710%, 03/06/2009 Δ	2,000	2,000
Illinois Finance Authority, Rush University Medical Center, Series A (LOC: Northern Trust)
0.350%, 03/06/2009 Δ	3,000	3,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.600%, 03/06/2009 Δ	4,580	4,580
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.350%, 03/06/2009 Δ	7,600	7,600
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.550%, 03/06/2009 Δ	10,400	10,400
McCook Revenue, St. Andrew Society, Series B (LOC: Northern Trust)
0.670%, 03/06/2009 Δ	1,700	1,700
Naperville Heritage YMCA Group (LOC: Citibank)
0.620%, 03/06/2009 Δ	6,700	6,700

		256,850

Indiana – 3.5%
Indiana Development Finance Authority, Educational Facilities (LOC: Bank One)
0.630%, 03/06/2009 ■ Δ	4,000	4,000
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.400%, 03/06/2009 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.590%, 03/06/2009 Δ	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series I (LOC: Wells Fargo Bank)
0.540%, 03/06/2009 Δ	3,600	3,600
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.400%, 03/06/2009 Δ	4,000	4,000
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.570%, 03/06/2009 Δ	6,800	6,800
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.650%, 03/02/2009 Δ	5,000	5,000
Indiana Finance Authority, Environmental Revenue (LOC: Royal Bank of Scotland)
0.650%, 03/06/2009 Δ	2,900	2,900

First American Funds 2009 Semiannual Report   13

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.650%, 03/06/2009 Δ	$6,975	$6,975
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.570%, 03/06/2009 Δ	7,350	7,350
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.570%, 03/06/2009 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.570%, 03/06/2009 Δ	4,625	4,625
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: JPMorgan Chase Bank)
0.650%, 03/06/2009 Δ	15,000	15,000

		82,670

Iowa – 2.5%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.650%, 03/02/2009 Δ	17,780	17,780
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.650%, 03/02/2009 Δ	17,100	17,100
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	850	850
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.570%, 03/06/2009 Δ	8,550	8,550
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.570%, 03/06/2009 Δ	6,000	6,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.570%, 03/06/2009 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.650%, 03/02/2009 Δ	3,000	3,000

		58,780

Kansas – 0.6%
Prairie Village Revenue, Claridge Court (LOC:
LaSalle Bank)
0.650%, 03/06/2009 Δ	7,960	7,960
University of Kansas Hospital Authority Health Facilities (LOC: Harris Bank)
0.650%, 03/02/2009 Δ	3,420	3,420
Wamego Pollution Control, Utilicorp Project (LOC: Bank of America)
0.630%, 03/06/2009 Δ	2,300	2,300

		13,680

Kentucky – 0.7%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-1 (LOC: JPMorgan Chase Bank)
0.470%, 03/02/2009 Δ	8,070	8,070
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.520%, 03/06/2009 Δ	7,655	7,655

		15,725

Maryland – 2.1%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.570%, 03/06/2009 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
0.570%, 03/06/2009 Δ	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Bishop McNamara High School (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	4,085	4,085
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.570%, 03/06/2009 Δ	20,245	20,245
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.470%, 03/06/2009 Δ	21,250	21,250

		50,280

Massachusetts – 3.5%
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.350%, 03/06/2009 Δ	5,000	5,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.350%, 03/06/2009 Δ	5,555	5,555
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
0.600%, 03/06/2009 Δ	5,250	5,250
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.570%, 03/06/2009 Δ	4,000	4,000
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.250%, 03/06/2009 Δ	32,450	32,450
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.350%, 03/06/2009 Δ	13,375	13,375
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.350%, 03/06/2009 Δ	8,650	8,650
Massachusetts State Health & Educational Facilities Authority, Series R-10414 (SPA: Citibank)
0.670%, 03/06/2009 ■ Δ	7,550	7,550

		81,830

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Michigan – 0.1%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.650%, 03/06/2009 Δ	$3,025	$3,025

Minnesota – 9.7%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.650%, 03/06/2009 Δ	14,505	14,505
Minneapolis (General Obligation)
5.000%, 12/01/2009	6,000	6,191
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.300%, 03/06/2009 Δ	28,000	28,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B1 (LOC: Bank of New York)
0.400%, 03/06/2009 ■ Δ	28,000	28,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B2 (LOC: Bank of New York)
0.420%, 03/06/2009 ■ Δ	33,475	33,475
Minneapolis Guthrie Theater Project, Series A (LOC: Wells Fargo Bank)
0.530%, 03/06/2009 Δ	5,755	5,755
Minneapolis Health Care System Revenue, Fairview Health Services, Series E (LOC: Wells Fargo Bank)
0.370%, 03/06/2009 Δ	14,000	14,000
Minnesota State (General Obligation)
5.000%, 08/01/2009	8,000	8,134
5.000%, 08/01/2009	10,445	10,594
5.000%, 10/01/2009	6,500	6,651
Minnesota State Higher Education Facilities Authority, St. Catherine, Series 5-N2 (LOC: Allied Irish Bank)
1.030%, 03/06/2009 Δ	3,100	3,100
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
0.620%, 03/06/2009 Δ	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.550%, 03/02/2009 Δ	1,750	1,750
University of Minnesota (Commercial Paper)
0.450%, 04/07/2009	10,000	10,000
University of Minnesota, Series A
0.350%, 03/06/2009 Δ	18,300	18,300
University of Minnesota, Series A (Commercial Paper)
0.444%, 04/02/2009	15,000	15,000
University of Minnesota, Series B (Commercial Paper)
0.444%, 04/02/2009	7,330	7,330
University of Minnesota, Series C (Commercial Paper)
0.650%, 04/03/2009	10,000	10,000

		229,485

Missouri – 1.6%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.500%, 03/06/2009 Δ	6,695	6,695
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.620%, 03/06/2009 Δ	3,700	3,700
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.620%, 03/06/2009 Δ	9,800	9,800
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.650%, 03/02/2009 Δ	16,290	16,290

		36,485

Montana – 0.3%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.750%, 03/02/2009 Δ	6,760	6,760
Montana State Department of Transportation, Highway 93 Construction
3.500%, 06/01/2009	1,120	1,124

		7,884

Nevada – 0.9%
Reno (LOC: Bank of New York)
0.450%, 03/02/2009 Δ	22,300	22,300

New Hampshire – 0.4%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.570%, 03/06/2009 Δ	8,820	8,820

New Jersey – 3.1%
Hudson County Improvement Authority (LOC: Bank of New York)
0.450%, 03/06/2009 Δ	14,335	14,335
Mercer County Improvement Authority, Atlantic Foundation Project (LOC: Bank of America)
0.450%, 03/02/2009 Δ	4,745	4,745
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
0.440%, 03/06/2009 Δ	18,720	18,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
0.440%, 03/06/2009 Δ	23,000	23,000
Salem County Pollution Control Financing Authority (Commercial Paper)
0.900%, 03/10/2009	8,000	8,000
Salem County Pollution Control Financing Authority, Series B2 (LOC: Bank of Nova Scotia)
0.450%, 03/06/2009 Δ	5,000	5,000

		73,800

New York – 5.1%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.350%, 03/06/2009 Δ	19,150	19,150
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.350%, 03/06/2009 Δ	34,875	34,875
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds Bank)
0.350%, 03/06/2009 Δ	8,800	8,800
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.400%, 03/06/2009 Δ	12,900	12,900
New York, Subseries E5 (General Obligation) (LOC: JPMorgan Chase Bank)
0.550%, 03/02/2009 Δ	4,400	4,400
0.550%, 03/02/2009 Δ	4,500	4,500

First American Funds 2009 Semiannual Report   15

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

New York City Industrial Development Agency, Touro College (LOC: JPMorgan Chase Bank)
0.530%, 03/06/2009 Δ	$2,700	$2,700
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
0.500%, 03/06/2009 Δ	800	800
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.470%, 03/06/2009 Δ	4,400	4,400
Oneida County Industrial Development Agency, Preswick Glen Civic Facility (LOC: Sovereign Bank) (LOC: Lloyds Bank)
0.490%, 03/06/2009 Δ	5,000	5,000
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.490%, 03/06/2009 Δ	23,500	23,500

		121,025

North Carolina – 1.7%
Moore County Industrial Facilities & Pollution Control Financing Authority, Perdue Farms (LOC: Rabobank)
0.650%, 03/06/2009 Δ	5,350	5,350
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wachovia Bank)
0.610%, 03/06/2009 Δ	12,300	12,300
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.570%, 03/06/2009 Δ	235	235
North Carolina Medical Care Community Health Care Facilities, University Health System, Series B1 (LOC: Branch Banking & Trust)
0.550%, 03/06/2009 Δ	4,900	4,900
Wake County (General Obligation)
3.500%, 10/15/2009	16,000	16,177

		38,962

North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
0.900%, 03/06/2009 Δ	3,600	3,600

Ohio – 1.0%
Akron, Bath, & Copley, Summa Health Systems, Series B (LOC: Bank One)
0.620%, 03/06/2009 Δ	5,900	5,900
Richland County Health Care Facilities, Wesleyan, Series B (LOC: JPMorgan Chase Bank)
0.600%, 03/06/2009 Δ	900	900
Rickenbacker Port Authority Capital Funding
0.720%, 03/06/2009 ■ Δ	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
0.570%, 03/06/2009 Δ	9,595	9,595

		22,955

Oklahoma – 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
0.700%, 03/06/2009 Δ	2,420	2,420

Oregon – 2.3%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
0.670%, 03/06/2009 Δ	20,615	20,615
Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.420%, 03/06/2009 Δ	8,600	8,600
Oregon State, Series A (General Obligation)
3.000%, 06/30/2009	25,000	25,106

		54,321

Pennsylvania – 6.0%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy, Series A (LOC: Barclay’s Bank)
0.630%, 03/06/2009 Δ	7,400	7,400
Bucks County Industrial Development Authority, Hospital Revenue, Grand View Hospital, Series B (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	8,850	8,850
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.570%, 03/06/2009 Δ	3,000	3,000
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.670%, 03/06/2009 Δ	4,350	4,350
0.570%, 03/06/2009 Δ	34,120	34,120
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds Bank)
0.570%, 03/06/2009 Δ	7,985	7,985
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyds Bank)
0.570%, 03/06/2009 Δ	34,200	34,200
Erie Higher Education Building Authority, Gannon University, Series F (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	2,000	2,000
Hazleton Area Industrial Development Authority, MMI Preparatory School Project (LOC: PNC Bank)
0.600%, 03/06/2009 ■ Δ	1,685	1,685
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotiabank)
0.570%, 03/06/2009 Δ	3,270	3,270
Montgomery County Industrial Development Authority, Archdiocese of Philadelphia (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	13,500	13,500
Pennsylvania State, Series 11056 (General Obligation)
0.680%, 03/06/2009 ■ Δ	3,775	3,775
Quakertown, Series A (LOC: PNC Bank)
0.620%, 03/06/2009 Δ	3,090	3,090
Westmoreland County Industrial Development Authority, Greensburg Thermal, Series A (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	3,715	3,715

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
0.650%, 03/06/2009 Δ	$10,940	$10,940

		141,880

Rhode Island – 0.6%
Rhode Island Health & Educational Building Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
0.570%, 03/06/2009 Δ	11,035	11,035
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.650%, 03/06/2009 Δ	4,115	4,115

		15,150

South Carolina – 3.5%
Beaufort County School District (General Obligation) (INS: SCSDE)
2.500%, 11/06/2009	31,000	31,199
Lexington County, School District #1 (General Obligation) (INS: SCSDE)
1.750%, 08/20/2009	20,000	20,110
South Carolina Jobs Economic Development Authority, University Housing, Series A (LOC: Bank of America)
0.650%, 03/06/2009 Δ	140	140
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.590%, 03/06/2009 Δ	25,000	25,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.590%, 03/06/2009 Δ	5,000	5,000

		81,449

Tennessee – 1.1%
Clarksville Public Building Authority, Morristown Loans (LOC: Bank of America)
0.600%, 03/02/2009 Δ	18,450	18,450
Sevier County Public Building Authority, Series A-5 (LOC: KBC Bank)
0.600%, 03/02/2009 Δ	6,560	6,560

		25,010

Texas – 8.2%
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
0.700%, 03/06/2009 ■ Δ	1,840	1,840
Burleson Independent School District, Series R-11597 (General Obligation) (INS: PSF-Guaranteed)
0.680%, 03/06/2009 ■ Δ	1,435	1,435
Denton Independent School District (General Obligation) (INS: PSF-Guaranteed) (SPA: Westdeutsche Landesbank)
0.680%, 03/06/2009 Δ	12,775	12,775
Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
0.700%, 03/06/2009 ■ Δ	1,990	1,990
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF- Guaranteed)
0.670%, 03/06/2009 ■ Δ	895	895
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
0.650%, 03/06/2009 Δ	3,500	3,500
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.680%, 03/06/2009 Δ	5,200	5,200
Houston Independent School District, Series R-11616 (General Obligation) (INS: PSF Guaranteed)
0.680%, 03/06/2009 ■ Δ	26,325	26,325
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.500%, 03/06/2009 Δ	3,300	3,300
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
0.670%, 03/06/2009 ■ Δ	4,900	4,900
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
0.690%, 03/06/2009 ■ Δ	3,750	3,750
Metropolitan Higher Educational Authority, University of Dallas Project (LOC: JPMorgan Chase Bank)
0.700%, 03/06/2009 Δ	9,100	9,100
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.700%, 03/06/2009 Δ	16,455	16,455
Texas State
3.000%, 08/28/2009	52,500	52,850
University of Texas (Commercial Paper)
0.300%, 05/19/2009	15,000	15,000
University of Texas, Series A
0.380%, 03/06/2009 Δ	19,670	19,670
0.400%, 03/06/2009 Δ	14,955	14,955

		193,940

Virginia – 3.5%
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.570%, 03/06/2009 Δ	4,430	4,430
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B
4.000%, 10/01/2009	60,000	60,518
Virginia College Building Authority Educational Facilities, Shenandoah University Project (LOC: Branch Banking & Trust)
0.600%, 03/02/2009 Δ	1,300	1,300
Virginia Small Business Financing Authority, Hampton University, Series A (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	16,250	16,250

		82,498

Washington – 1.6%
King County School District (General Obligation) (INS: School Bond Guaranty)
4.000%, 06/01/2009	4,750	4,776
Washington State (General Obligation)
0.700%, 03/06/2009 ■ Δ	2,790	2,790

First American Funds 2009 Semiannual Report   17

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.650%, 03/02/2009 Δ	$2,770	$2,770
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
0.570%, 03/06/2009 Δ	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
0.700%, 03/06/2009 Δ	5,730	5,730
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.570%, 03/06/2009 Δ	1,000	1,000
Washington State, Pre-refunded 07/01/2009 @ 100, Series A (General Obligation)
5.625%, 07/01/2009 ◊	2,000	2,027

		36,713

West Virginia – 0.2%
Brooke County, Bethany College Project (LOC: PNC Bank)
0.600%, 03/06/2009 Δ	4,050	4,050

Wisconsin – 1.8%
Pleasant Prairie Pollution Control (LOC: Wells Fargo Bank)
0.630%, 03/06/2009 Δ	9,200	9,200
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.580%, 03/06/2009 Δ	855	855
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.600%, 03/06/2009 Δ	8,000	8,000
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.710%, 03/06/2009 Δ	21,750	21,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.570%, 03/06/2009 Δ	3,300	3,300

		43,105

Wyoming – 0.3%
Converse County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.650%, 03/06/2009 Δ	2,730	2,730
Lincoln County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.650%, 03/06/2009 Δ	3,200	3,200
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclay’s Bank)
0.610%, 03/06/2009 Δ	1,700	1,700

		7,630

Total Municipal Bonds
(Cost $2,060,967)		2,060,967

U.S. Government Agency Obligations ¤ – 11.3%
Federal Home Loan Bank
0.088%, 03/03/2009	39,029	39,029
0.091%, 03/04/2009	38,597	38,596
0.194%, 03/06/2009	43,062	43,060
0.180%, 03/09/2009	56,062	56,059
0.164%, 03/10/2009	29,778	29,776
0.094%, 03/13/2009	10,000	10,000
0.200%, 03/16/2009	35,234	35,231
0.181%, 03/17/2009	13,159	13,158

Total U.S. Government Agency Obligations
(Cost $264,909)		264,909

Total Investments – 98.8%
(Cost $2,325,876)		2,325,876

Other Assets and Liabilities, Net – 1.2%		29,007

Total Net Assets – 100.0%		$2,354,883

Δ	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2009. The date shown is the next reset date.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of February 28, 2009, the value of these investments was $135,445 or 5.8% of total net assets.

◊	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of February 28, 2009.

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

FSA –	Financial Security Assurance

INS –	Insured

LOC –	Letter of Credit

PSF –	Permanent School Fund

SCSDE –	South Carolina School District Enhancement Program

SPA –	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Treasury Obligations – 54.8%
U.S. Treasury Bills Ä
0.255%, 03/05/2009 ▼	$50,000	$49,999
0.271%, 03/26/2009 ▼	300,000	299,944
1.390%, 04/02/2009 ▼	300,000	299,629
0.980%, 04/09/2009	300,000	299,682
1.094%, 04/23/2009 ▼	450,000	449,275
1.299%, 04/29/2009	1,500,000	1,496,807
1.419%, 04/30/2009 ▼	100,000	99,763
1.079%, 05/07/2009 ▼	100,000	99,799
0.820%, 05/15/2009	222,500	222,120
0.940%, 05/21/2009 ▼	150,000	149,683
1.262%, 06/04/2009	1,100,000	1,096,336
0.333%, 07/02/2009	450,000	449,488
0.285%, 07/09/2009	150,000	149,846
0.297%, 07/16/2009 ▼	250,000	249,717
0.632%, 07/30/2009	275,000	274,271
0.427%, 08/06/2009	500,000	499,063
0.578%, 10/22/2009	200,000	199,246
U.S. Treasury Note
4.875%, 05/15/2009	1,000,000	1,005,980

Total U.S. Treasury Obligations
(Cost $7,390,648)		7,390,648

Repurchase Agreements – 46.6%
Bank of America
0.240%, dated 02/27/2009, matures 03/02/2009, repurchase price $31,908 (collateralized by U.S. Treasury Obligations: Total market value $32,545)	31,907	31,907
Barclays
0.240%, dated 02/27/2009, matures 03/02/2009, repurchase price $900,018 (collateralized by U.S. Treasury Obligations: Total market value $918,000)	900,000	900,000
Calyon
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $1,250,026 (collateralized by U.S. Treasury Obligations: Total market value $1,275,000)	1,250,000	1,250,000
CS First Boston
0.280%, dated 02/27/2009, matures 03/16/2009, repurchase price $500,124 (collateralized by U.S. Treasury Obligations: Total market value $510,002) ¥	500,000	500,000
Deutsche Bank
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $1,400,029 (collateralized by U.S. Treasury Obligations: Total market value $1,428,000)	1,400,000	1,400,000
Greenwich Capital
0.260%, dated 02/27/2009, matures 03/02/2009, repurchase price $1,100,024 (collateralized by U.S. Treasury Obligations: Total market value $1,122,002)	1,100,000	1,100,000
Greenwich Capital
0.300%, dated 02/27/2009, matures 03/09/2009, repurchase price $600,140 (collateralized by U.S. Treasury Obligations: Total market value $612,002) ¥	600,000	600,000
HSBC
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $500,010 (collateralized by U.S. Treasury Obligations: Total market value $510,003)	500,000	500,000

Total Repurchase Agreements
(Cost $6,281,907)		6,281,907

Investments Purchased with Proceeds from Securities Lending † – 10.0%
Repurchase Agreements – 10.0%
Barclays
0.300%, dated 02/27/2009, matures 03/02/2009, repurchase price $979,224 (collateralized by U.S. Treasury Obligations: Total market value $998,784)	979,200	979,200
CS First Boston
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $334,269 (collateralized by U.S. Treasury Obligations: Total market value $340,952)	334,263	334,263
Deutsche Bank
0.250%, dated 02/27/2009, matures 03/02/2009, repurchase price $37,726 (collateralized by U.S. Treasury Obligations: Total market value $38,480)	37,725	37,725

		1,351,188

Money Market Fund – 0.0%
Dreyfus Treasury Prime Cash Management Fund	18,055	18

Total Investments Purchased with Proceeds from Securities Lending
(Cost $1,351,206)		1,351,206

Total Investments – 111.4%
(Cost $15,023,761)		15,023,761

Other Assets and Liabilities, Net – (11.4)%		(1,543,393)

Total Net Assets – 100.0%		$13,480,368

Ä	Yield shown is effective yield as of February 28, 2009.

▼	This security or a portion of this security is out on loan at February 28, 2009. Total loaned securities had a value of $1,324,434 at February 28, 2009. See note 2 in Notes to Financial Statements.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 28, 2009 the value of these investments was $1,100,000 or 8.2% of total net assets. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

First American Funds 2009 Semiannual Report   19

Schedule of Investments   February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligations Ä – 98.6%
U.S. Treasury Bills
1.390%, 03/05/2009	$10,000	$9,998
0.239%, 03/12/2009	330,880	330,856
0.191%, 03/19/2009	90,000	89,991
0.187%, 03/26/2009	301,001	300,962
1.004%, 04/02/2009	20,000	19,982
0.180%, 04/09/2009	116,000	115,977
0.260%, 04/16/2009	45,000	44,985
1.597%, 04/23/2009	10,000	9,976
0.645%, 04/29/2009	100,000	99,894
0.399%, 04/30/2009	6,729	6,725
0.449%, 05/07/2009	32,166	32,139
0.520%, 05/14/2009	69,823	69,748
0.425%, 05/15/2009	78,150	78,081
0.309%, 05/21/2009	25,000	24,983
0.294%, 05/28/2009	35,000	34,975
0.540%, 06/04/2009	50,397	50,325
0.298%, 06/24/2009	30,702	30,673
0.224%, 06/25/2009	10,000	9,993
0.220%, 07/02/2009	10,412	10,404
0.269%, 07/09/2009	10,000	9,990
0.325%, 07/30/2009	15,000	14,980
0.450%, 08/06/2009	25,000	24,951
0.451%, 08/27/2009	9,074	9,054

Total U.S. Treasury Obligations
(Cost $1,429,642)		1,429,642

Money Market Fund – 1.4%
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $19,827)	19,827,062	19,827

Total Investments – 100.0%
(Cost $1,449,469)		1,449,469

Other Assets and Liabilities, Net – (0.0)%		(322)

Total Net Assets – 100.0%		$1,449,147

Ä	Yield shown is effective yield as of February 28, 2009.

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2009 Semiannual Report

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Statements ofAssets and Liabilities	February 28, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost† (note 2)	$20,046,059	$28,434,282	$2,325,876	$7,390,648	$1,449,469
Investments purchased with proceeds from securities lending, at cost (note 2)	—	—	—	1,351,206	—
Repurchase agreements, at amortized cost (note 2)	10,406,418	2,911,675	—	6,281,907	—
Cash	1	—	—	16	4
Receivable for investments sold	—	—	46,996	—	—
Receivable for interest	35,033	37,332	3,984	14,513	10
Receivable for capital shares sold	5	1,172	—	53	—
Prepaid Treasury Guarantee Program expenses (note 8)	694	1,103	124	—	—
Other prepaid expenses and other assets	10	167	13	8	46

Total assets	30,488,220	31,385,731	2,376,993	15,038,351	1,449,529

LIABILITIES:
Bank overdraft	—	451	6	—	—
Dividends payable	8,538	16,598	258	2,326	15
Payable for investments purchased	275,000	—	21,065	199,246	—
Payable upon return of securities loaned (note 2)	—	—	—	1,351,206	—
Payable for capital shares redeemed	36	556	—	—	—
Payable to affiliates (note 3)	5,062	5,471	417	2,191	284
Payable for distribution and shareholder servicing fees	3,944	3,974	359	2,978	61
Accrued expenses and other liabilities	25	94	5	36	22

Total liabilities	292,605	27,144	22,110	1,557,983	382

Net assets	$30,195,615	$31,358,587	$2,354,883	$13,480,368	$1,449,147

COMPOSITION OF NET ASSETS:
Portfolio capital	$30,195,753	$31,358,935	$2,354,895	$13,480,461	$1,449,126
Undistributed (distributions in excess of) net investment income	(37)	160	(5)	(16)	(3)
Accumulated net realized gain (loss) on investments (note 2)	(101)	(508)	(7)	(77)	24

Net assets	$30,195,615	$31,358,587	$2,354,883	$13,480,368	$1,449,147

† Including securities loaned, at amortized cost	$—	$—	$—	$1,324,434	$—

Class A:
Net assets	$1,322,280	$2,154,293	$186,740	$1,055,949	$102,691
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	1,322,286	2,154,495	186,774	1,055,935	102,689
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$—	$2,581	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	2,586	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class C:
Net assets	$—	$3,975	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	3,971	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$4,769,082	$2,625,102	$148,012	$4,054,329	$282,677
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,769,116	2,625,035	148,012	4,054,417	282,670
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$1,449,283	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,449,399	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$9,438,952	$9,654,924	$1,187,956	$4,149,730	$611,465
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	9,439,095	9,655,054	1,187,976	4,149,784	611,460
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$11,202,457	$14,162,069	$788,188	$2,958,184	$259,026
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	11,202,491	14,162,398	788,209	2,958,267	259,022
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$3,462,844	$1,306,360	$43,987	$716,591	$193,288
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	3,462,852	1,306,187	43,988	716,517	193,285
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$545,585	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	545,615	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2009 Semiannual Report

Statements ofOperations	For the six-month period ended February 28, 2009 (unaudited), all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$151,579	$271,974	$21,113	$62,066	$6,570
Securities lending income (note 2)	48	—	—	30	—

Total investment income	151,627	271,974	21,113	62,096	6,570

EXPENSES (note 3):
Investment advisory fees	10,873	13,238	1,283	8,082	897
Administration fees and expenses	13,086	16,042	1,575	9,874	1,096
Transfer agent fees and expenses	60	151	58	71	58
Custodian fees	544	662	66	404	45
Legal fees	7	8	7	7	7
Audit fees	15	15	15	15	15
Registration fees	132	115	28	57	26
Postage and printing fees	69	126	12	97	6
Directors’ fees	14	15	14	14	14
Treasury Guarantee Program fees	2,972	4,583	514	1,751	147
Other expenses	35	48	30	47	32
Distribution and shareholder servicing fees:
Class A	2,516	5,520	558	3,231	280
Class B	—	13	—	—	—
Class C	—	18	—	—	—
Class D	7,979	4,625	301	10,086	674
Reserve Class	—	—	—	3,295	—
Shareholder servicing fees:
Class I	—	1,572	—	—	—
Class Y	10,505	10,897	1,780	6,690	928
Institutional Investor Class	1,024	544	23	368	112

Total expenses	49,831	58,192	6,264	44,089	4,337

Less: Fee waivers (note 3)	(1,483)	(1,024)	(389)	(6,755)	(656)

Total net expenses	48,348	57,168	5,875	37,334	3,681

Investment income – net	103,279	214,806	15,238	24,762	2,889

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments	(50)	(10,378)	137	—	68
Reimbursement from affiliate (note 7)	—	10,193	—	—	—

Net gain (loss) on investments	(50)	(185)	137	—	68

Net increase in net assets resulting from operations	$103,229	$214,621	$15,375	$24,762	$2,957

First American Funds 2009 Semiannual Report   23

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/28/09	Year Ended	2/28/09	Year Ended
	(unaudited)	8/31/08	(unaudited)	8/31/08

OPERATIONS:
Investment income – net	$103,279	$292,130	$214,806	$748,137
Net realized gain (loss) on investments	(50)	(13)	(10,378)	(76,482)
Reimbursement from affiliate (note 7)	—	—	10,193	76,565

Net increase in net assets resulting from operations	103,229	292,117	214,621	748,220

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(3,139)	(16,455)	(14,634)	(67,841)
Class B	—	—	(12)	(337)
Class C	—	—	(16)	(288)
Class D	(15,828)	(51,762)	(15,769)	(49,917)
Class I	—	—	(13,140)	(56,905)
Class Y	(41,451)	(146,444)	(68,619)	(238,924)
Class Z	(33,001)	(58,122)	(93,167)	(276,077)
Institutional Investor Class	(9,860)	(19,352)	(9,452)	(57,857)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Institutional Investor Class	—	—	—	—

Total distributions	(103,279)	(292,135)	(214,809)	(748,146)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	3,836,785	11,859,435	3,203,162	5,368,895
Reinvestment of distributions	370	1,809	12,842	53,227
Payments for redemptions	(3,225,553)	(11,535,236)	(3,376,805)	(5,155,393)

Increase (decrease) in net assets from Class A transactions	611,602	326,008	(160,801)	266,729

Class B:
Proceeds from sales	—	—	1,125	10,444
Reinvestment of distributions	—	—	16	313
Payments for redemptions	—	—	(4,170)	(16,936)

Decrease in net assets from Class B transactions	—	—	(3,029)	(6,179)

Class C:
Proceeds from sales	—	—	1,712	11,135
Reinvestment of distributions	—	—	21	294
Payments for redemptions	—	—	(2,819)	(16,914)

Decrease in net assets from Class C transactions	—	—	(1,086)	(5,485)

Class D:
Proceeds from sales	8,947,994	9,625,232	10,566,534	25,841,241
Reinvestment of distributions	—	—	1	4
Payments for redemptions	(6,807,816)	(8,317,314)	(9,877,487)	(25,007,382)

Increase (decrease) in net assets from Class D transactions	2,140,178	1,307,918	689,048	833,863

Class I:
Proceeds from sales	—	—	5,403,009	14,913,360
Reinvestment of distributions	—	—	406	1,820
Payments for redemptions	—	—	(5,563,043)	(14,958,626)

Decrease in net assets from Class I transactions	—	—	(159,628)	(43,446)

Class Y:
Proceeds from sales	37,020,892	73,110,779	23,022,905	44,360,348
Reinvestment of distributions	7,727	31,239	22,054	64,717
Payments for redemptions	(34,525,614)	(69,855,154)	(21,482,745)	(42,521,613)

Increase (decrease) in net assets from Class Y transactions	2,503,005	3,286,864	1,562,214	1,903,452

Class Z:
Proceeds from sales	38,185,772	42,603,875	35,118,447	279,249,244
Reinvestment of distributions	3,540	5,935	13,296	34,823
Payments for redemptions	(28,902,216)	(41,478,977)	(29,834,039)	(276,520,272)

Increase (decrease) in net assets from Class Z transactions	9,287,096	1,130,833	5,297,704	2,763,795

Institutional Investor Class:
Proceeds from sales	8,113,232	2,106,422	7,611,700	16,604,431
Reinvestment of distributions	32	—	228	3
Payments for redemptions	(5,111,755)	(2,087,780)	(7,660,351)	(16,027,544)

Increase (decrease) in net assets from Institutional Investor Class transactions	3,001,509	18,642	(48,423)	576,890

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Decrease in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	17,543,390	6,070,265	7,175,999	6,289,619

Total increase (decrease) in net assets	17,543,340	6,070,247	7,175,811	6,289,693
Net assets at beginning of period	12,652,275	6,582,028	24,182,776	17,893,083

Net assets at end of period	$30,195,615	$12,652,275	$31,358,587	$24,182,776

Undistributed (distributions in excess of) net investment income	$(37)	$(37)	$160	$163

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2009 Semiannual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended
2/28/09	Year Ended	2/28/09	Year Ended	2/28/09	Year Ended
(unaudited)	8/31/08	(unaudited)	8/31/08	(unaudited)	8/31/08

$15,238	$52,203	$24,762	$492,556	$2,889	$23,304
137	128	—	1	68	(1)
—	—	—	—	—	—

15,375	52,331	24,762	492,557	2,957	23,303

(1,119)	(3,761)	(1,022)	(41,811)	(98)	(927)
—	—	—	—	—	—
—	—	—	—	—	—
(799)	(2,222)	(6,027)	(168,454)	(401)	(6,843)
—	—	—	—	—	—
(8,136)	(27,871)	(7,872)	(155,609)	(1,129)	(11,092)
(4,929)	(17,573)	(7,680)	(79,790)	(798)	(4,105)
(255)	(776)	(1,614)	(24,299)	(463)	(340)
—	—	(547)	(22,604)	—	—

(20)	—	—	—	(3)	—
(15)	—	—	—	(7)	—
(152)	—	—	—	(18)	—
(74)	—	—	—	(9)	—
(5)	—	—	—	(5)	—

(15,504)	(52,203)	(24,762)	(492,567)	(2,931)	(23,307)

326,314	673,627	1,834,536	6,394,263	193,520	251,459
941	2,401	66	852	10	116
(396,270)	(592,693)	(2,170,614)	(6,722,838)	(180,339)	(179,804)

(69,015)	83,335	(336,012)	(327,723)	13,191	71,771

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

13,820	153,246	7,343,196	18,789,655	965,384	1,481,136
—	—	—	4	—	—
(25,726)	(44,447)	(10,157,385)	(19,153,193)	(1,004,144)	(1,389,738)

(11,906)	108,799	(2,814,189)	(363,534)	(38,760)	91,398

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

1,106,208	3,293,134	10,719,481	40,892,998	2,237,604	1,853,616
1,009	2,953	1,559	12,732	269	24
(1,201,114)	(3,211,381)	(12,053,360)	(41,567,656)	(2,197,167)	(1,745,279)

(93,897)	84,706	(1,332,320)	(661,926)	40,706	108,361

1,095,078	3,892,892	14,633,409	37,277,009	681,735	846,726
138	606	3,118	20,032	390	114
(951,421)	(4,172,984)	(15,391,828)	(36,179,878)	(642,383)	(745,401)

143,795	(279,486)	(755,301)	1,117,163	39,742	101,439

48,247	139,098	1,684,224	4,913,133	960,412	169,283
—	—	21	—	344	—
(45,599)	(133,085)	(1,734,381)	(4,840,094)	(892,687)	(46,519)

2,648	6,013	(50,136)	73,039	68,069	122,764

—	—	651,905	2,021,682	—	—
—	—	686	10,930	—	—
—	—	(1,080,256)	(2,226,931)	—	—

—	—	(427,665)	(194,319)	—	—

(28,375)	3,367	(5,715,623)	(357,300)	122,948	495,733

(28,504)	3,495	(5,715,623)	(357,310)	122,974	495,729
2,383,387	2,379,892	19,195,991	19,553,301	1,326,173	830,444

$2,354,883	$2,383,387	$13,480,368	$19,195,991	$1,449,147	$1,326,173

$(5)	$(5)	$(16)	$(16)	$(3)	$(3)

First American Funds 2009 Semiannual Report   25

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of
	of Period	Income	Income	Period

Government Obligations Fund
Class A
2009[1]	$1.00	$0.004	$(0.004)	$1.00
2008[2]	1.00	0.028	(0.028)	1.00
2007[2]	1.00	0.046	(0.046)	1.00
2006[2]	1.00	0.038	(0.038)	1.00
2005[3]	1.00	0.017	(0.017)	1.00
2004[4,5]	1.00	0.004	(0.004)	1.00
Class D
2009[1]	$1.00	$0.004	$(0.004)	$1.00
2008[2]	1.00	0.029	(0.029)	1.00
2007[2]	1.00	0.047	(0.047)	1.00
2006[2]	1.00	0.039	(0.039)	1.00
2005[3]	1.00	0.019	(0.019)	1.00
2004[4]	1.00	0.006	(0.006)	1.00
Class Y
2009[1]	$1.00	$0.005	$(0.005)	$1.00
2008[2]	1.00	0.031	(0.031)	1.00
2007[2]	1.00	0.049	(0.049)	1.00
2006[2]	1.00	0.041	(0.041)	1.00
2005[3]	1.00	0.020	(0.020)	1.00
2004[4]	1.00	0.007	(0.007)	1.00
Class Z
2009[1]	$1.00	$0.006	$(0.006)	$1.00
2008[2]	1.00	0.033	(0.033)	1.00
2007[2]	1.00	0.051	(0.051)	1.00
2006[2]	1.00	0.043	(0.043)	1.00
2005[3]	1.00	0.022	(0.022)	1.00
2004[6]	1.00	0.008	(0.008)	1.00
Institutional Investor Class
2009[1]	$1.00	$0.006	$(0.006)	$1.00
2008[2]	1.00	0.032	(0.032)	1.00
2007[2]	1.00	0.050	(0.050)	1.00
2006[7]	1.00	0.020	(0.020)	1.00

[1]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets
Total	End of	Average	to Average	(Excluding	(Excluding
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

0.36%	$1,322,280	0.79%	0.62%	0.80%	0.61%
2.79	710,680	0.75	2.58	0.78	2.55
4.66	384,673	0.75	4.56	0.78	4.53
3.86	429,573	0.75	3.96	0.80	3.91
1.73	153,852	0.75	1.88	0.80	1.83
0.45	144,764	0.75	0.45	0.80	0.40

0.44%	$4,769,082	0.64%	0.79%	0.65%	0.78%
2.95	2,628,910	0.60	2.59	0.63	2.56
4.82	1,320,996	0.60	4.71	0.63	4.68
4.01	1,307,002	0.60	3.90	0.65	3.85
1.87	1,749,894	0.60	2.07	0.65	2.02
0.60	834,112	0.60	0.60	0.65	0.55

0.51%	$9,438,952	0.49%	0.98%	0.50%	0.97%
3.10	6,935,957	0.45	2.81	0.48	2.78
4.97	3,649,102	0.45	4.86	0.48	4.83
4.17	3,128,539	0.45	4.17	0.50	4.12
2.01	2,458,316	0.45	2.22	0.50	2.17
0.75	1,702,220	0.45	0.75	0.50	0.70

0.64%	$11,202,457	0.24%	1.05%	0.25%	1.04%
3.36	1,915,386	0.20	3.04	0.23	3.01
5.23	784,556	0.20	5.10	0.23	5.07
4.43	434,248	0.20	4.34	0.25	4.29
2.25	419,167	0.20	2.37	0.25	2.32
0.84	424,941	0.20	1.12	0.25	1.07

0.59%	$3,462,844	0.34%	0.96%	0.35%	0.95%
3.25	461,342	0.30	3.16	0.33	3.13
5.13	442,701	0.30	5.01	0.33	4.98
2.03	19,271	0.30	4.90	0.35	4.85

First American Funds 2009 Semiannual Report   27

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of
	of Period	Income	Income	Period

Prime Obligations Fund
Class A
2009[1]	$1.00	$0.007	$(0.007)	$1.00
2008[2]	1.00	0.031	(0.031)	1.00
2007[2]	1.00	0.046	(0.046)	1.00
2006[2]	1.00	0.038	(0.038)	1.00
2005[3]	1.00	0.017	(0.017)	1.00
2004[4,5]	1.00	0.005	(0.005)	1.00
Class B
2009[1]	$1.00	$0.004	$(0.004)	$1.00
2008[2]	1.00	0.026	(0.026)	1.00
2007[2]	1.00	0.042	(0.042)	1.00
2006[2]	1.00	0.034	(0.034)	1.00
2005[3]	1.00	0.013	(0.013)	1.00
2004[4]	1.00	0.001	(0.001)	1.00
Class C
2009[1]	$1.00	$0.004	$(0.004)	$1.00
2008[2]	1.00	0.027	(0.027)	1.00
2007[2]	1.00	0.042	(0.042)	1.00
2006[2]	1.00	0.034	(0.034)	1.00
2005[3]	1.00	0.013	(0.013)	1.00
2004[4]	1.00	0.001	(0.001)	1.00
Class D
2009[1]	$1.00	$0.007	$(0.007)	$1.00
2008[2]	1.00	0.033	(0.033)	1.00
2007[2]	1.00	0.048	(0.048)	1.00
2006[2]	1.00	0.040	(0.040)	1.00
2005[3]	1.00	0.019	(0.019)	1.00
2004[4]	1.00	0.006	(0.006)	1.00
Class I
2009[1]	$1.00	$0.008	$(0.008)	$1.00
2008[2]	1.00	0.035	(0.035)	1.00
2007[2]	1.00	0.050	(0.050)	1.00
2006[2]	1.00	0.042	(0.042)	1.00
2005[3]	1.00	0.021	(0.021)	1.00
2004[4]	1.00	0.009	(0.009)	1.00
Class Y
2009[1]	$1.00	$0.008	$(0.008)	$1.00
2008[2]	1.00	0.034	(0.034)	1.00
2007[2]	1.00	0.049	(0.049)	1.00
2006[2]	1.00	0.041	(0.041)	1.00
2005[3]	1.00	0.020	(0.020)	1.00
2004[4]	1.00	0.008	(0.008)	1.00
Class Z
2009[1]	$1.00	$0.009	$(0.009)	$1.00
2008[2]	1.00	0.037	(0.037)	1.00
2007[2]	1.00	0.052	(0.052)	1.00
2006[2]	1.00	0.044	(0.044)	1.00
2005[3]	1.00	0.023	(0.023)	1.00
2004[4]	1.00	0.011	(0.011)	1.00
Institutional Investor Class
2009[1]	$1.00	$0.009	$(0.009)	$1.00
2008[2]	1.00	0.036	(0.036)	1.00
2007[2]	1.00	0.051	(0.051)	1.00
2006[6]	1.00	0.020	(0.020)	1.00

[1]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Total return would have been lower had certain expenses not been waived.

[8]	The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 7).

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2009 Semiannual Report

						Ratio of Net
					Ratio of	Investment
				Ratio of Net	Expenses	Income
			Ratio of	Investment	to Average	to Average
		Net Assets	Expenses to	Income	Net Assets	Net Assets
Total		End of	Average	to Average	(Excluding	(Excluding
Return[7]		Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

0.66%[8]		$2,154,293	0.81%	1.32%	0.81%	1.32%
3.17	[8]	2,315,088	0.78	3.08	0.78	3.08
4.70		2,048,485	0.78	4.60	0.78	4.60
3.88		1,707,450	0.78	3.81	0.79	3.80
1.75		1,143,508	0.78	1.86	0.80	1.84
0.48		1,296,169	0.78	0.50	0.80	0.48

0.45%[8]		$2,581	1.24%	0.89%	1.26%	0.87%
2.70	[8]	5,610	1.23	2.63	1.23	2.63
4.23		11,789	1.23	4.16	1.23	4.16
3.42		11,769	1.23	3.40	1.24	3.39
1.33		10,605	1.23	1.38	1.25	1.36
0.11		15,376	1.14	0.15	1.16	0.13

0.45%[8]		$3,975	1.24%	0.87%	1.26%	0.85%
2.71	[8]	5,060	1.23	2.65	1.23	2.65
4.26		10,545	1.23	4.18	1.23	4.18
3.42		14,486	1.23	3.41	1.24	3.40
1.33		12,551	1.23	1.39	1.25	1.37
0.11		19,349	1.15	0.17	1.17	0.15

0.73%[8]		$2,625,102	0.67%	1.38%	0.67%	1.38%
3.32	[8]	1,936,019	0.63	3.07	0.63	3.07
4.86		1,102,093	0.63	4.76	0.63	4.76
4.04		965,305	0.63	4.00	0.64	3.99
1.89		686,779	0.63	2.04	0.65	2.02
0.63		712,727	0.63	0.62	0.65	0.60

0.84%[8]		$1,449,283	0.44%	1.68%	0.46%	1.66%
3.56	[8]	1,608,965	0.40	3.49	0.43	3.46
5.10		1,652,385	0.40	4.98	0.43	4.95
4.28		1,932,477	0.40	4.16	0.44	4.12
2.10		1,979,318	0.40	2.29	0.45	2.24
0.86		1,647,456	0.40	0.87	0.45	0.82

0.81%[8]		$9,654,924	0.51%	1.58%	0.51%	1.58%
3.48	[8]	8,092,898	0.48	3.35	0.48	3.35
5.02		6,189,316	0.48	4.90	0.48	4.90
4.20		5,900,840	0.48	4.15	0.49	4.14
2.03		4,943,677	0.48	2.18	0.50	2.16
0.78		5,309,431	0.48	0.76	0.50	0.74

0.94%[8]		$14,162,069	0.25%	1.77%	0.27%	1.75%
3.77	[8]	8,864,378	0.20	3.49	0.23	3.46
5.31		6,100,756	0.20	5.19	0.23	5.16
4.49		5,095,307	0.20	4.48	0.24	4.44
2.29		3,794,421	0.20	2.44	0.25	2.39
1.06		3,377,543	0.20	1.09	0.25	1.04

0.89%[8]		$1,306,360	0.34%	1.73%	0.36%	1.71%
3.66	[8]	1,354,758	0.30	3.64	0.33	3.61
5.20		777,714	0.30	5.09	0.33	5.06
2.05		228,587	0.30	4.93	0.34	4.89

First American Funds 2009 Semiannual Report   29

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of
	of Period	Income	Income	Period

Tax Free Obligations Fund
Class A
2009[1]	$1.00	$0.005	$(0.005)	$1.00
2008[2]	1.00	0.018	(0.018)	1.00
2007[2]	1.00	0.029	(0.029)	1.00
2006[2]	1.00	0.024	(0.024)	1.00
2005[3]	1.00	0.012	(0.012)	1.00
2004[4,5]	1.00	0.003	(0.003)	1.00
Class D
2009[1]	$1.00	$0.005	$(0.005)	$1.00
2008[2]	1.00	0.020	(0.020)	1.00
2007[2]	1.00	0.031	(0.031)	1.00
2006[2]	1.00	0.026	(0.026)	1.00
2005[3]	1.00	0.013	(0.013)	1.00
2004[4]	1.00	0.005	(0.005)	1.00
Class Y
2009[1]	$1.00	$0.006	$(0.006)	$1.00
2008[2]	1.00	0.021	(0.021)	1.00
2007[2]	1.00	0.032	(0.032)	1.00
2006[2]	1.00	0.027	(0.027)	1.00
2005[3]	1.00	0.015	(0.015)	1.00
2004[4]	1.00	0.006	(0.006)	1.00
Class Z
2009[1]	$1.00	$0.007	$(0.007)	$1.00
2008[2]	1.00	0.024	(0.024)	1.00
2007[2]	1.00	0.035	(0.035)	1.00
2006[2]	1.00	0.030	(0.030)	1.00
2005[3]	1.00	0.017	(0.017)	1.00
2004[6]	1.00	0.007	(0.007)	1.00
Institutional Investor Class
2009[1]	$1.00	$0.007	$(0.007)	$1.00
2008[2]	1.00	0.023	(0.023)	1.00
2007[2]	1.00	0.034	(0.034)	1.00
2006[7]	1.00	0.014	(0.014)	1.00

[1]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets
Total	End of	Average	to Average	(Excluding	(Excluding
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

0.47%	$186,740	0.74%	1.00%	0.83%	0.91%
1.86	255,762	0.75	1.80	0.79	1.76
2.94	172,416	0.75	2.90	0.80	2.85
2.45	172,800	0.75	2.43	0.80	2.38
1.22	128,245	0.75	1.27	0.80	1.22
0.35	159,531	0.75	0.34	0.80	0.29

0.52%	$148,012	0.62%	1.06%	0.67%	1.01%
2.01	159,924	0.60	1.75	0.64	1.71
3.09	51,119	0.60	3.05	0.65	3.00
2.61	47,306	0.60	2.60	0.65	2.55
1.36	15,693	0.60	1.49	0.65	1.44
0.50	14,134	0.60	0.48	0.65	0.43

0.58%	$1,187,956	0.50%	1.14%	0.52%	1.12%
2.17	1,281,930	0.45	2.12	0.49	2.08
3.25	1,197,152	0.45	3.20	0.50	3.15
2.76	884,041	0.45	2.71	0.50	2.66
1.50	875,414	0.45	1.62	0.50	1.57
0.65	768,269	0.45	0.63	0.50	0.58

0.71%	$788,188	0.25%	1.36%	0.27%	1.34%
2.42	644,429	0.20	2.52	0.24	2.48
3.51	923,878	0.20	3.46	0.25	3.41
3.02	711,489	0.20	2.99	0.25	2.94
1.73	606,603	0.20	1.87	0.25	1.82
0.75	485,135	0.20	0.96	0.25	0.91

0.66%	$43,987	0.36%	1.12%	0.38%	1.10%
2.32	41,342	0.30	2.31	0.34	2.27
3.40	35,327	0.30	3.35	0.35	3.30
1.37	10,092	0.30	3.26	0.35	3.21

First American Funds 2009 Semiannual Report   31

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of
	of Period	Income	Income	Period

Treasury Obligations Fund
Class A
2009[1]	$1.00	$0.001	$(0.001)	$1.00
2008[2]	1.00	0.023	(0.023)	1.00
2007[2]	1.00	0.045	(0.045)	1.00
2006[2]	1.00	0.037	(0.037)	1.00
2005[3]	1.00	0.016	(0.016)	1.00
2004[4,5]	1.00	0.004	(0.004)	1.00
Class D
2009[1]	$1.00	$0.001	$(0.001)	$1.00
2008[2]	1.00	0.024	(0.024)	1.00
2007[2]	1.00	0.046	(0.046)	1.00
2006[2]	1.00	0.039	(0.039)	1.00
2005[3]	1.00	0.018	(0.018)	1.00
2004[4]	1.00	0.005	(0.005)	1.00
Class Y
2009[1]	$1.00	$0.002	$(0.002)	$1.00
2008[2]	1.00	0.027	(0.027)	1.00
2007[2]	1.00	0.048	(0.048)	1.00
2006[2]	1.00	0.040	(0.040)	1.00
2005[3]	1.00	0.019	(0.019)	1.00
2004[4]	1.00	0.007	(0.007)	1.00
Class Z
2009[1]	$1.00	$0.003	$(0.003)	$1.00
2008[2]	1.00	0.028	(0.028)	1.00
2007[2]	1.00	0.051	(0.051)	1.00
2006[2]	1.00	0.043	(0.043)	1.00
2005[3]	1.00	0.021	(0.021)	1.00
2004[6]	1.00	0.008	(0.008)	1.00
Institutional Investor Class
2009[1]	$1.00	$0.002	$(0.002)	$1.00
2008[2]	1.00	0.027	(0.027)	1.00
2007[2]	1.00	0.049	(0.049)	1.00
2006[7]	1.00	0.020	(0.020)	1.00
Reserve Class
2009[1]	$1.00	$0.001	$(0.001)	$1.00
2008[2]	1.00	0.024	(0.024)	1.00
2007[2]	1.00	0.043	(0.043)	1.00
2006[2]	1.00	0.035	(0.035)	1.00
2005[8]	1.00	—	—	1.00

[1]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

[9]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets
Total	End of	Average	to Average	(Excluding	(Excluding
Return[9]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

0.07%	$1,055,949	0.60%	0.16%	0.80%	(0.04)%
2.30	1,391,961	0.75	2.34	0.78	2.31
4.55	1,719,685	0.75	4.46	0.78	4.43
3.79	1,496,419	0.75	3.76	0.79	3.72
1.65	1,174,750	0.75	1.77	0.80	1.72
0.39	1,197,325	0.75	0.39	0.80	0.34

0.10%	$4,054,329	0.55%	0.24%	0.65%	0.14%
2.45	6,868,518	0.60	2.45	0.63	2.42
4.71	7,232,055	0.60	4.61	0.63	4.58
3.95	6,051,333	0.60	3.93	0.64	3.89
1.79	4,779,060	0.60	1.93	0.65	1.88
0.54	4,898,189	0.60	0.53	0.65	0.48

0.15%	$4,149,730	0.46%	0.29%	0.50%	0.25%
2.60	5,482,050	0.45	2.62	0.48	2.59
4.86	6,143,979	0.45	4.75	0.48	4.72
4.10	5,395,566	0.45	4.14	0.49	4.10
1.93	3,178,640	0.45	2.10	0.50	2.05
0.69	2,838,253	0.45	0.68	0.50	0.63

0.26%	$2,958,184	0.24%	0.53%	0.25%	0.52%
2.86	3,713,560	0.20	2.74	0.23	2.71
5.13	2,596,399	0.20	4.98	0.23	4.95
4.36	877,206	0.20	4.29	0.24	4.25
2.16	646,481	0.20	2.45	0.25	2.40
0.80	166,347	0.20	0.99	0.25	0.94

0.22%	$716,590	0.33%	0.46%	0.35%	0.44%
2.75	766,652	0.30	2.68	0.33	2.65
5.02	693,614	0.30	4.89	0.33	4.86
2.00	437,586	0.30	4.87	0.34	4.83

0.06%	$545,585	0.64%	0.12%	1.00%	(0.24)%
2.11	973,250	0.93	2.13	0.98	2.08
4.35	1,167,569	0.94	4.27	0.98	4.23
3.60	1,361,851	0.94	3.57	0.99	3.52
0.01	1,033,467	0.94	2.60	1.00	2.54

First American Funds 2009 Semiannual Report   33

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of
	of Period	Income	Income	Period

U.S. Treasury Money Market Fund
Class A
2009[1]	$1.00	$0.001	$(0.001)	$1.00
2008[2]	1.00	0.020	(0.020)	1.00
2007[2]	1.00	0.043	(0.043)	1.00
2006[2]	1.00	0.035	(0.035)	1.00
2005[3]	1.00	0.015	(0.015)	1.00
Class D
2009[1]	$1.00	$0.001	$(0.001)	$1.00
2008[2]	1.00	0.021	(0.021)	1.00
2007[2]	1.00	0.044	(0.044)	1.00
2006[2]	1.00	0.037	(0.037)	1.00
2005[3]	1.00	0.016	(0.016)	1.00
Class Y
2009[1]	$1.00	$0.002	$(0.002)	$1.00
2008[2]	1.00	0.023	(0.023)	1.00
2007[2]	1.00	0.046	(0.046)	1.00
2006[2]	1.00	0.038	(0.038)	1.00
2005[3]	1.00	0.017	(0.017)	1.00
Class Z
2009[1]	$1.00	$0.003	$(0.003)	$1.00
2008[2]	1.00	0.025	(0.025)	1.00
2007[2]	1.00	0.048	(0.048)	1.00
2006[2]	1.00	0.041	(0.041)	1.00
2005[3]	1.00	0.020	(0.020)	1.00
Institutional Investor Class
2009[1]	$1.00	$0.002	$(0.002)	$1.00
2008[2]	1.00	0.024	(0.024)	1.00
2007[2]	1.00	0.047	(0.047)	1.00
2006[4]	1.00	0.019	(0.019)	1.00

[1]	For the six-month period ended February 28, 2009 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets
Total	End of	Average	to Average	(Excluding	(Excluding
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

0.08%	$102,691	0.60%	0.16%	0.75%	0.01%
2.00	89,467	0.75	1.64	0.80	1.59
4.31	17,727	0.75	4.25	0.82	4.18
3.56	66,783	0.75	3.96	0.84	3.87
1.49	5,229	0.75	1.51	0.82	1.44

0.12%	$282,677	0.53%	0.23%	0.64%	0.12%
2.15	321,431	0.60	2.09	0.65	2.04
4.47	230,031	0.60	4.37	0.67	4.30
3.71	188,499	0.60	3.62	0.69	3.53
1.63	630,430	0.60	2.34	0.67	2.27

0.16%	$611,465	0.43%	0.30%	0.51%	0.22%
2.30	570,751	0.45	2.22	0.50	2.17
4.62	462,391	0.45	4.53	0.52	4.46
3.87	355,081	0.45	3.91	0.54	3.82
1.75	201,687	0.45	2.08	0.52	2.01

0.26%	$259,026	0.23%	0.46%	0.25%	0.44%
2.56	219,278	0.20	2.33	0.25	2.28
4.88	117,843	0.20	4.80	0.27	4.73
4.15	124,961	0.20	4.66	0.29	4.57
2.00	1	0.20	2.37	0.27	2.30

0.22%	$193,288	0.32%	0.41%	0.35%	0.38%
2.46	125,216	0.30	1.68	0.35	1.63
4.78	2,452	0.30	4.69	0.37	4.62
1.91	16,084	0.30	4.68	0.39	4.59

First American Funds 2009 Semiannual Report   35

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray Class shares were named Class A shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. As of June 30, 2008, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 28, 2009, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund other than Prime Obligations Fund. For Prime Obligations Fund, such difference exceeded 0.25%, but was less than 0.50%, from October 2, 2008 through October 6, 2008. The fund’s board of directors was notified of this difference and, on October 7, 2008, an affiliate of the fund’s advisor purchased from Prime Obligations Fund a receivable related to the fund’s redemption of Reserve Primary Fund shares. See note 7 for additional information. As a result of such purchase, the difference between the aggregate market price and the amortized cost of all securities held by Prime Obligations Fund returned to less than 0.25%. Investments in money market funds are valued at their respective net asset values on the valuation date.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on September 1, 2008. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of a fund are investments in publicly traded mutual funds with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost

36   First American Funds 2009 Semiannual Report

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of February 28, 2009, each fund’s investments in securities were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Market Value

Government Obligations Fund	$—	$30,452,477	$—	$30,452,477
Prime Obligations Fund	1,032,800	30,313,157	—	31,345,957
Tax Free Obligations Fund	—	2,325,876	—	2,325,876
Treasury Obligations Fund	18	15,023,743	—	15,023,761
U.S. Treasury Money Market Fund	19,827	1,429,642	—	1,449,469

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. The funds did not hold any restricted securities at February 28, 2009. Illiquid securities are disclosed within the funds’ Schedules of Investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2009 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

First American Funds 2009 Semiannual Report   37

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 28, 2009 (estimated) and the fiscal year ended August 31, 2008 (adjusted by dividends payable as of February 28, 2009 and August 31, 2008) were as follows:

	February 28, 2009

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$114,185	$—	$—	$114,185
Prime Obligations Fund	246,512	—	—	246,512
Tax Free Obligations Fund	—	17,672	266	17,938
Treasury Obligations Fund	47,434	—	—	47,434
U.S. Treasury Money Market Fund	4,245	—	42	4,287

	August 31, 2008

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$298,693	$—	$—	$298,693
Prime Obligations Fund	774,795	—	—	774,795
Tax Free Obligations Fund	—	56,253	—	56,253
Treasury Obligations Fund	535,866	—	—	535,866
U.S. Treasury Money Market Fund	24,814	—	—	24,814

As of August 31, 2008, the funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and		Total
	Ordinary	Tax Exempt	Long Term	Post-October	Unrealized	Accumulated
Fund	Income	Income	Capital Gains	Losses	Appreciation	Earnings

Government Obligations Fund	$19,427	$—	$—	$(52)	$—	$19,375
Prime Obligations Fund	48,519	—	—	(346)	24	48,197
Tax Free Obligations Fund	126	2,697	—	(3)	—	2,820
Treasury Obligations Fund	25,022	—	—	(77)	—	24,945
U.S. Treasury Money Market Fund	1,377	—	—	(4)	—	1,373

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2008 and the deferral of wash sale losses.

As of August 31, 2008, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2009	2010	2011	2012	2013	2014	2015	Total

Government Obligations Fund	$—	$—	$—	$—	$—	$6	$26	$32
Prime Obligations Fund	—	—	—	—	—	—	346	346
Treasury Obligations Fund	—	—	—	—	—	20	57	77

Government Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund incurred losses of $20, $3, and $4, respectively, for tax purposes, for the period from November 1, 2007 to August 31, 2008. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2009.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the

38   First American Funds 2009 Semiannual Report

counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund and Treasury Obligations Fund each, may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act of 1940. As of February 28, 2009, Treasury Obligations Fund had securities on loan with a total market value of $1,324,434.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees as a percentage of each fund’s income from securities lending transactions. For the six-month period ended February 28, 2009, Government Obligations and Treasury Obligations Fund paid $16 and $15, respectively, to U.S. Bank for serving as the securities lending agent. Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 28, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. During the period, FAF Advisors had agreed to waive fees and reimburse other fund expenses until October 31, 2009, so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the

First American Funds 2009 Semiannual Report   39

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the Board of Directors approved the termination of these fee waivers and reimbursements. However, the advisor agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a yield for each share class of each fund of at least 0%. Waivers and reimbursements by the advisor are voluntary and may be terminated at any time by the advisor.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed administration fees of $238 and $17 for Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2009. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $5, $47, $1,889, and $135 for Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the six-month period ended February 28, 2009.

40   First American Funds 2009 Semiannual Report

Under these distribution agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended February 28, 2009:

Fund	Amount

Government Obligations Fund	$4,221
Prime Obligations Fund	4,276
Tax Free Obligations Fund	340
Treasury Obligations Fund	6,733
U.S. Treasury Money Market Fund	286

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed shareholder servicing fees of $5, $56, $3,785, and $349 for Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively during the six-month period ended February 28, 2009.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the six-month period ended February 28, 2009 after waivers:

Fund	Amount

Government Obligations Fund	$17,774
Prime Obligations Fund	18,435
Tax Free Obligations Fund	2,215
Treasury Obligations Fund	12,048
U.S. Treasury Money Market Fund	1,293

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 28, 2009, legal fees and expenses of $13 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six-month period ended February 28, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $5.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the six-month period ended February 28, 2009 and the fiscal year ended August 31, 2008 in the amount of 65 and 325 shares, respectively.

4 >	Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of the securities for federal income tax purposes at February 28, 2009 were approximately as follows:

	Aggregate	Aggregate
	Gross	Gross		Federal
	Unrealized	Unrealized		Income
	Appreciation	Depreciation	Net	Tax Cost

Government Obligations Fund	$—	$—	$—	$30,452,477
Prime Obligations Fund	—	—	—	31,345,957
Tax Free Obligations Fund	—	—	—	2,325,876
Treasury Obligations Fund	—	—	—	15,023,761
U.S. Treasury Money Market Fund	—	—	—	1,449,469

5 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At February 28, 2009, the

First American Funds 2009 Semiannual Report   41

Notes toFinancial Statements	(unaudited as to February 28, 2009), all dollars and shares are rounded to thousands (000)

percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	62.7%
Municipal Notes & Bonds	12.0
Taxable Overnight Agency Discount Notes	11.4
Daily Variable Rate Demand Notes	8.6
Commercial Paper & Put Bonds	5.3

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 28, 2009, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	83.5%
General Obligations	9.2
Tax and Revenue Anticipation Notes	7.3

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at February 28, 2009, were as follows:

Tax Free
Obligations
Standard & Poor’s/Moody’s/Fitch Ratings	Fund

AAA	48.4%
AA	48.6
A	3.0

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Reimbursement from Affiliate

On September 17, 2008, Prime Obligations Fund redeemed 675,000 shares of the Primary Fund, a series of the Reserve Fund, at a net asset value of $1.00 per share. Subsequent to such redemption and before any redemption proceeds were paid to Prime Obligation Fund, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. On October 7, 2008 an affiliate of the funds’ advisor purchased Prime Obligations Fund’s receivable for its redemption of Primary Fund shares. This receivable was purchased for cash at a net asset value of $1.00 per share redeemed plus accrued interest. The amount of $10,193 shown in Prime Obligation Fund’s Statement of Operations is equal to the difference between the net realizable value determined through a fair value estimation of the proceeds from Prime Obligations Fund’s redemption of the Reserve Fund shares at purchase date and the cash received from the affiliate.

During October and November of 2007 an affiliate of the funds’ advisor purchased various secured liquidity notes held by Prime Obligations Fund. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest. The amount of $76,565 shown in the fund’s Statement of Changes in Net Assets as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

8 >	U.S. Treasury Temporary Guarantee Program

At the inception of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”), Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund elected to participate in the Program for the three-month period ended December 18, 2008. When the Secretary of the Treasury extended the Program through April 30, 2009, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program through that date. Treasury Obligations Fund and U.S. Treasury Money Market Fund discontinued their participation in the Program effective December 19, 2008.

The Program seeks to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Any shares held by shareholders in a participating fund as of that date are insured against loss under the Program if the fund liquidates its holdings and the market-based net asset value of the shares at the time of the liquidation is less than $0.995 per share. Shares acquired by a shareholder of record after the close of business on September 19, 2008 that exceed the number of shares the shareholder owned in the fund on September 19, 2008 are not eligible for protection under the Program. The Program is funded from assets in the Treasury’s Exchange Stabilization Fund (“ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the Program for the three-month period ended December 18, 2008 required a payment to the Treasury in the amount of 0.010% of the net asset value

42   First American Funds 2009 Semiannual Report

of the respective fund as of September 19, 2008. The continued participation of Government Obligations, Prime Obligations Fund and Tax Free Obligations Fund in the Program through April 30, 2009 required an additional payment to the Treasury of 0.015% of the net asset value of the respective fund as of September 19, 2008. Each fund bears the expense of its participation in the Program without regard to any fee waivers or expense limitations currently in effect for the funds. Payments made are being amortized over the period of the participation in the Program and are shown in the Statements of Operations.

9 >	Subsequent Event

On March 31, 2009, the Treasury announced the further extension of its Temporary Guarantee Program for Money Market Funds until September 18, 2009, at which time the Program is scheduled to terminate for all money market funds. Prime Obligations Fund and Tax Free Obligations Fund have applied for continued participation in the Program for the period from May 1, 2009 through September 18, 2009. Government Obligations Fund has not applied for continued participation and thus will not participate in the Program after April 30, 2009. The continued participation of Prime Obligations Fund and Tax Free Obligations Fund through September 18, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of each of the participating funds as of September 19, 2008.

First American Funds 2009 Semiannual Report   43

Notice toShareholders	February 28, 2009

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

44   First American Funds 2009 Semiannual Report

Board of Directors  First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0056-09  4/2009  SAR-MONEY

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: April 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: April 29, 2009

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: April 29, 2009